 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1997.

                                                      REGISTRATION NO. 33-39946

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-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                            [X]
                      POST-EFFECTIVE AMENDMENT NO. 6
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                            [X]
                             AMENDMENT NO. 7

      FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY SEPARATE ACCOUNT B
                          (Exact Name of Registrant)

                First Providian Life & Health Insurance Company
                              (Name of Depositor)

                520 Columbia Drive Johnson City, New York 13790
              (Address of Depositor's Principal Executive Office)

                 Depositor's Telephone Number: (607) 772-8750

                First Providian Life & Health Insurance Company
                Kimberly A. Scouller, Esquire Providian Center
                                P.O. Box 32830
                            400 West Market Street
                             Louisville, KY 40232
                    (Name and Address of Agent for Service)

     Copy to: Michael Berenson, Esquire Jorden Burt Berenson & Johnson LLP 1025 Thomas Jefferson St. N.W. Suite 400 E Washington, DC 20007-0805

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [_] On        pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [_] On        pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On        pursuant to paragraph (a)(2) of Rule 485.

Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant registered an indefinite amount of securities being offered. Registrant filed the 24f-2 notice for the fiscal year ended December 31, 1996, on February 27, 1997.

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

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

 ITEM OF
 FORM N-4                                      PROSPECTUS CAPTION
    1.    Cover Page........................   Cover Page
    2.    Definitions.......................   Glossary
    3.    Synopsis..........................   Highlights; Fee Table
    4.    Condensed Financial Information...   Condensed Financial Information
    5.    General Description of Registrant,
          Depositor, and Portfolio
          Companies.........................   First Providian Life & Health
                                               Insurance Company; First
                                               Providian Life & Health Insurance
                                               Company Separate Account B;
                                               Vanguard Variable Insurance Fund;
                                               Voting Rights
    6.    Deductions and Expenses...........   Charges and Deductions; Taxes;
                                               Vanguard Variable Insurance Fund;
                                               Expenses
    7.    General Description of Variable
          Annuity Contracts.................   Contract Features; Distribution
                                               at Death Rules; Voting Rights;
                                               Allocation of Purchase Payments;
                                               Exchanges Among the Portfolios;
                                               Additions, Deletions, or
                                               Substitutions of Investments
    8.    Annuity Period....................   Annuity Payment Options
    9.    Death Benefit.....................   Death of Annuitant Prior to
                                               Annuity Date
   10.    Purchases and Contract Value......   Contract Application and Purchase
                                               Payments; Accumulated Value
   11.    Redemptions.......................   Full and Partial Withdrawals;
                                               Annuity Payment Options; Free
                                               Look Period
   12.    Taxes.............................   Federal Tax Considerations
   13.    Legal Proceedings.................   Part B: Legal Proceedings
   14.    Table of Contents for the
          Statement of Additional
          Information.......................   Table of Contents for the
                                               Vanguard Variable Annuity Plan
                                               Contract Statement of Additional
                                               Information

                                     PART B

 ITEM OF                                       STATEMENT OF ADDITIONAL
 FORM N-4                                      INFORMATION CAPTION
   15.    Cover Page........................   Cover Page
   16.    Table of Contents.................   Table of Contents
   17.    General Information and History...   The Company
   18.    Services..........................   Part A: Auditors; Safekeeping of
                                               Account Assets; Distribution of
                                               the Contract
   19.    Purchase of Securities Being
          Offered...........................   Distribution of the Contract
   20.    Underwriters......................   Distribution of the Contract
   21.    Calculation of Performance Data...   Performance Information
   22.    Annuity Payments..................   Computations of Variable Annuity
                                               Income Payments
   23.    Financial Statements..............   Financial Statements

                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                                   PROSPECTUS
                                    FOR THE
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                   OFFERED BY
                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                           (A NEW YORK STOCK COMPANY)

                              APRIL 30, 1997

 The Vanguard Variable Annuity Plan Contract (the "Contract"), offered through First Providian Life & Health Insurance Company (the "Company"), provides a vehicle for investing on a tax-deferred basis in nine Portfolios offered by The Vanguard Group, Inc. The Contract is intended for retirement savings or other long-term investment purposes.

 The minimum Initial Purchase Payment for the Contract is $5,000; there are no sales loads. The Contract is a flexible-premium deferred variable annuity that provides a Free Look Period for a minimum of 10 days (20 days for replacement), during which you may cancel your investment in the Contract.

 Your Purchase Payments for the Contract may be allocated among nine Subaccounts of First Providian Life & Health Insurance Company Separate Account B (the "Separate Account"). Assets of each Subaccount are invested in corresponding Portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end, diversified investment company offered by The Vanguard Group, Inc. The Fund currently offers nine Portfolios: the Money Market Portfolio, the High-Grade Bond Portfolio, the Balanced Portfolio, the Equity Index Portfolio, the Equity Income Portfolio, the Growth Portfolio, the International Portfolio, the High Yield Bond Portfolio, and the Small Company Growth Portfolio. Net Purchase Payments are automatically allocated to the Money Market Portfolio until the end of your Free Look Period, and are subsequently allocated according to your instructions.

 The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk and investment results for the Portfolios are not guaranteed.

 The Contract offers a number of ways of withdrawing monies at a future date, including a lump-sum payment and several Annuity Payment Options. Full or partial withdrawals from the Contract may be made at any time before the Annuity Date, although in many instances withdrawals made prior to age 59 1/2 are subject to a 10% penalty tax (and a portion may be subject to ordinary income taxes). If you elect an Annuity Payment Option, Annuity Payments may be received on a fixed or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

 This Prospectus sets forth the information you should know before investing in the Contract; it must be accompanied by the current Prospectus for the Vanguard Variable Insurance Fund. Please read both Prospectuses carefully and retain them for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by writing to Vanguard Variable Annuity Plan, P.O. Box 2600, Valley Forge, PA 19482. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

THESE  SECURITIES HAVE NOT BEEN APPROVED  OR DISAPPROVED BY THE SECURITIES  AND
 EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR  HAS  THE
  SECURITIES  AND  EXCHANGE COMMISSION  OR  ANY STATE  SECURITIES  COMMISSION
   PASSED   UPON  THE  ACCURACY   OR  ADEQUACY   OF  THIS  PROSPECTUS.   ANY
    REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                       Page
HIGHLIGHTS...........    3
Fee Table............    6
Glossary.............    8
Condensed Financial
 Information.........   11
Financial Statements.   11
Yield and Total
 Return..............   11
The Company and the
 Separate Account....   12
Vanguard Variable
 Insurance Fund......   13

                      Page
CONTRACT FEATURES...   15
Free Look Period....   15
Contract Application
 and
 Purchase Payments..   15
Allocation of
 Purchase Payments..   17
Charges and Deduc-
 tions..............   17
Accumulated Value...   19
Dividends and Capi-
 tal Gains Treat-
 ment...............   19
Exchanges Among the
 Portfolios.........   19

                      Page
Full and Partial
 Withdrawals........   21
IRS-Required Distri-
 butions............   22
Minimum Balance
 Requirements.......   22
Designation of a
 Beneficiary........   22
Death of Annuitant
 Prior to Annuity
 Date...............   23
Annuity Date........   24
Annuity Payment Op-
 tions..............   24
FEDERAL TAX
 CONSIDERATIONS.....   27
General Information.   31

--------------------------------------------------------------------------------

            The Contract is only available in the State of New York.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                   HIGHLIGHTS

   REFER TO THE GLOSSARY (PAGE 8) FOR A DEFINITION OF ALL CAPITALIZED TERMS.

VANGUARD           The Contract provides a vehicle for investing on a tax-de-
VARIABLE ANNUITY   ferred basis in nine Portfolios offered by The Vanguard
PLAN CONTRACT      Group, Inc. Monies may be subsequently withdrawn from the
                   Contract either as a lump sum or as an annuity income. Be-cause Accumulated Values and, to the extent Variable Annu-ity Payments are selected, Annuity Payments depend on the investment experience of the selected Portfolios, you bear all investment risk for monies invested under the Contract.
                   The investment performance of the Portfolios is not guaran-teed.

--------------------------------------------------------------------------------

WHO SHOULD         The Contract is designed for investors seeking long-term,
INVEST             tax-deferred accumulation of funds, generally for retire-
                   ment but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as "pre-tax" contributions to employer-sponsored retirement or savings plans. The Contract is intended for long-term in-vestors.

--------------------------------------------------------------------------------

INVESTMENT
CHOICES Your investment in the Contract may be allocated among sev-eral Subaccounts of the Separate Account. The Subaccounts in turn invest exclusively in the nine Portfolios of Van-guard Variable Insurance Fund. The Fund, a member of The Vanguard Group of Investment Companies, offers nine Portfo-lios: the Money Market Portfolio, the High-Grade Bond Port-folio, the Balanced Portfolio, the Equity Index Portfolio, the Equity Income Portfolio, the Growth Portfolio, the In-ternational Portfolio, the HighYield Bond Portfolio and the Small Company Growth Portfolio. The assets of each Portfo-lio are separate, and each Portfolio has distinct invest-ment objectives and policies as described in the accompany-
                   ing Fund Prospectus.                            PAGE 13

--------------------------------------------------------------------------------

FREE LOOK PERIOD   The Contract provides a Free Look Period for a minimum of
                   10 days (20 days for replacement as set forth in your Con-
                   tract), during which you may cancel your investment in
                   the Contract. To cancel your investment, please return your
                   Contract to us. When we receive the Contract, you will be
                   reimbursed for all Purchase Payments and any corresponding
                   appreciation credited to your account.               PAGE 15

--------------------------------------------------------------------------------

HOW TO INVEST      To invest in the Contract, please complete the accompanying application form. The minimum Initial Purchase Payment is
                   $5,000; the minimum Portfolio balance is $1,000; and subse-
                   quent Purchase Payments must be at least $250. You may make subsequent Purchase Payments at any time before the Con-
                   tract's Annuity Date, as long as the Annuitant or Joint An-
                   nuitant specified in the Contract is living. Please note
                   that when purchasing a Contract, the Annuitant you name,
                   and the Joint Annuitant if applicable, must be 75 years of
                   age or less.                                         PAGE 15

--------------------------------------------------------------------------------

ALLOCATION OF
PURCHASE           Your Net Purchase Payments are initially allocated to the
PAYMENTS           Money Market Portfolio when your Contract is issued. Subse-
                   quently, at the end of the Free Look Period, and a 5-day
                   grace period, the then-current Accumulated Value of your
                   Contract is allocated among the Portfolios of the Fund in
                   accordance with your application instructions. Requests to change the allocation of subsequent Net Purchase Payments
                   may be made in writing or by telephone if you have com-
                   pleted the Authorization Form.                  PAGE 17

--------------------------------------------------------------------------------

CHARGES AND        The Contract imposes no sales charges. The costs of the
DEDUCTIONS UNDER   Contract include mortality and expense risk charges, main-
THE CONTRACT       tenance and administrative charges which cover the cost of administering the Contract, and management, advisory and
                   other fees, which reflect the costs of Vanguard Variable
                   Insurance Fund. There are no charges under the Contract for withdrawals, although withdrawals made prior to age 59 1/2
                   may be subject to a 10% penalty tax.                 PAGE 17

--------------------------------------------------------------------------------

EXCHANGES          You may make exchanges among the Fund's Portfolios subject to certain restrictions on excess exchange activity. These restrictions do not apply, however, to non-substantive ex-
                   changes or to the Money Market Portfolio. No fee is imposed for exchanges. Exchanges must be for at least $250, or, if less, for the entire value of the Portfolio from which the
                   exchange is made.                                    PAGE 19

--------------------------------------------------------------------------------

FULL AND PARTIAL
WITHDRAWALS        You may withdraw all or part of the Accumulated Value of
                   the Contract before the earlier of the Annuity Date or the
                   Annuitant's death (or the Joint Annuitant's death, if lat-
                   er). You may establish systematic withdrawals from your
                   Contract, and receive distributions at regular intervals.
                   Withdrawals made prior to age 59 1/2 may be subject to a
                   10% penalty tax.                                PAGE 21

--------------------------------------------------------------------------------

DEATH BENEFIT
                   If the Annuitant specified in your Contract dies prior to the Annuity Date, the Annuitant's named Beneficiary will receive the Death Benefit under the Contract. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (less any partial withdrawals). Your Beneficiary may elect to receive these proceeds as a lump sum or as Annuity
                   Payments.                                       PAGE 23

--------------------------------------------------------------------------------

ANNUITY PAYMENT    Beginning on the Annuity Date, you may withdraw monies from
OPTIONS            the Contract in the form of an annuity income. As the Con-
                   tract Owner you may elect one of several Annuity Payment
                   Options. The Options provide a wide range of flexibility in choosing an annuity payment schedule that meets your par-
                   ticular needs. Annuity Payments may be received for a des-
                   ignated period or for life (for either a single or joint
                   life), with or without a guaranteed number of payments. An-
                   nuity Payments can be fixed, or can vary with the invest-
                   ment performance of a Portfolio of the Fund. You may elect a lump-sum payment prior to the Annuity Date in lieu of An-
                   nuity Payments.                                      PAGE 24

--------------------------------------------------------------------------------

CONTRACT AND       If you have questions about your Contract, please telephone
POLICYHOLDER       the Vanguard Variable Annuity Center (1-800-258-4271).
INFORMATION        Please have ready the Contract number and the Contract Own-
                   er's name when you call. As Contract Owner, you will re-ceive periodic statements confirming any transactions that take place, as well as quarterly statements and an Annual
                   Report.

--------------------------------------------------------------------------------

FEE TABLE
                   The following table illustrates all expenses that you would incur as a Contract Owner. The expenses and fees shown are for the Fund's 1996 fiscal year. The expenses and fees shown for the High Yield Bond Portfolio and the Small Com-pany Growth Portfolio are the annualized expenses and fees incurred since June 3, 1996 to December 31, 1996. The pur-pose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects ALL expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and ex-penses, see "Charges and Deductions."

                                                                        SEPARATE
             OWNER TRANSACTION EXPENSES                                 ACCOUNT
             -------------------------------------------------------------------
             Sales Load Imposed on Purchases...........................   None
             Redemption Fees...........................................   None
             Exchange Fees.............................................   None
             -------------------------------------------------------------------
             Annual Contract Maintenance Fee*..........................    $25

                   * Applies to Contracts valued at less than $25,000 at the
                     time of initial purchase and on the last Business Day of each year.

                                                                          SEPARATE
             ANNUAL SEPARATE ACCOUNT EXPENSES                             ACCOUNT
             ---------------------------------------------------------------------
             Mortality and Expense Risk Charge**.........................   .38%
             Administrative Expense Charge...............................   .10%
                                                                            ---
               TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES....................   .48%
                                                                            ===

                   ** This charge is reduced to 0.30% for average daily net
                      assets attributable to the Separate Account (and Sepa-rate Account IV of Providian Life & Health Insurance Company) in excess of $1.5 billion. See "Mortality and Expense--Risk Charge."

                                                                                                      SMALL     HIGH
                           MONEY   HIGH-GRADE            EQUITY    EQUITY                            COMPANY    YIELD
ANNUAL FUND               MARKET      BOND    BALANCED    INDEX    INCOME    GROWTH   INTERNATIONAL  GROWTH     BOND
OPERATING EXPENSES       PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Management &
 Administrative
 Expenses..............     .13%       .18%      .18%      .19%      .20%      .20%        .22%        .24%      .20%
Investment Advisory
 Fees..................     .01        .01       .10       .00       .10       .15         .16         .15       .06
12b-1 Distribution
 Fees..................    None       None      None      None      None      None        None        None      None
Other Expenses
 Distribution Costs....     .03        .02       .02       .02       .02       .02         .02         .02       .02
 Miscellaneous
  Expenses.............     .02        .04       .01       .01       .03       .02         .09         .04       .04
                           ----       ----      ----      ----      ----      ----        ----        ----      ----
Total Other Expenses...     .05        .06       .03       .03       .05       .04         .11         .06       .06
                           ----       ----      ----      ----      ----      ----        ----        ----      ----
 TOTAL FUND OPERATING
  EXPENSES.............     .19%       .25%      .31%      .22%      .35%      .39%        .49%        .45%      .32%
                           ====       ====      ====      ====      ====      ====        ====        ====      ====

                                                                                                      SMALL     HIGH
                           MONEY   HIGH-GRADE            EQUITY    EQUITY                            COMPANY    YIELD
                          MARKET      BOND    BALANCED    INDEX    INCOME    GROWTH   INTERNATIONAL  GROWTH     BOND
TOTAL EXPENSES           PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Total Separate Account
 Expenses..............     .48%      .48%       .48%      .48%      .48%      .48%        .48%        .48%      .48%
Total Fund Operating
 Expenses..............     .19       .25        .31       .22       .35       .39         .49         .45       .32
                            ---       ---        ---       ---       ---       ---         ---         ---       ---
 GRAND TOTAL, SEPARATE
  ACCOUNT AND FUND
  OPERATING EXPENSES...     .67%      .73%       .79%      .70%      .83%      .87%        .97%        .93%      .80%
                            ===       ===        ===       ===       ===       ===         ===         ===       ===

                   The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Contract imposes no redemption fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
             Money Market Portfolio.............  $ 7     $21     $37     $ 82
             High-Grade Bond Portfolio..........    7      23      40       89
             Balanced Portfolio.................    8      25      43       96
             Equity Index Portfolio.............    7      22      38       85
             Equity Income Portfolio............    8      26      45      101
             Growth Portfolio...................    9      28      48      107
             International Portfolio............   10      31      53      117
             High-Yield Bond Portfolio..........    8      25      43       97
             Small Company Growth Portfolio.....    9      29      51      112

                   The Annual Contract Maintenance Fee is reflected in these examples as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the above peri-ods. The fee is prorated to reflect only the remaining por-tion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Port-folios you have chosen. For a complete discussion of Con-tract costs and expenses, see "Charges and Deductions."

                   THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN, SUBJECT TO THE GUARAN-TEES IN THE CONTRACT.

                   ------------------------------------------------------------

AUTOMATED QUOTES   The Vanguard Tele-Account Service provides access to accu-
                   mulated unit values (to two decimal places) for all subaccounts, and yield information for the Money Market and High-Grade Bond Portfolios of the Plan. Contract Owners may utilize this service for 24-hour access to Plan Portfolio information. To access the service you may call Tele-Ac-count at 1-800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Vanguard associate at 1-
                   800-522-5555 to request a brochure that explains how to use the service.

--------------------------------------------------------------------------------

GLOSSARY ACCUMULATION UNIT--A measure of your ownership interest in the Contract prior to the Annuity Date. Analogous, though not identical, to a share owned in a mutual fund account.

                   ACCUMULATION UNIT VALUE--The value of each Accumulation Unit which is calculated each Valuation Period. Analogous, though not identical, to the share price (net asset value) of a mutual fund.

                   ACCUMULATED VALUE--The value of all amounts accumulated un-der the Contract prior to the Annuity Date, equivalent to the Accumulation Units multiplied by the Accumulation Unit Value. Analogous to the current market value of a mutual fund account.

                   ANNUITANT--The person or persons whose life is used to de-termine the duration of any Annuity Payments and, subject to the provision dealing with Joint Annuitants, upon whose death, prior to the Annuity Date, benefits under the Con-tract are paid.

                   ANNUITY DATE--The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you spec-ify.

                   ANNUITY PAYMENT--One of a series of payments made under an Annuity Payment Option. Annuity Payments are based on the lifetime or life expectancy of the Annuitant unless, after the Contract Date, an Annuity Income Option which pays for a certain period only is elected.

                   ANNUITY PAYMENT OPTION--One of several ways in which a se-ries of payments are made after the Annuity Date. Under a FIXED ANNUITY OPTION, the dollar amount of each Annuity Payment does not change over time. Annuity Payments are based on the Contract's Accumulated Value as of the Annuity Date. Under a VARIABLE ANNUITY OPTION, the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose.

                   ANNUITY UNIT--Unit of measure used to calculate Variable Annuity Payments.

                   BENEFICIARY--The person to whom any benefits are due upon the Annuitant's death.

                   BUSINESS DAY--A day when the New York Stock Exchange is open for trading.

                   COMPANY ("We", "Us", "Our")--First Providian Life & Health Insurance Company, a New York stock company.

                   CONTRACT ANNIVERSARY--Any anniversary of the Contract Date.

                   CONTRACT DATE--The date of issue of this Contract.

                   CONTRACT OWNER ("You", "Your")--The person or persons des-ignated as the Contract Owner in the Contract application. The term shall also include any person named as Joint Own-er. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

                   CONTRACT YEAR--A period of 12 months starting with the Con-tract Date or any Contract Anniversary.

                   DEATH BENEFIT--The greater of the then-current Accumulated Value or the sum of all Purchase Payments (less any partial withdrawals and premium taxes).

                   FREE LOOK PERIOD--The period during which the Contract can be cancelled and treated as void from the Contract Date.

                   FUND--Vanguard Variable Insurance Fund, Inc., an open-end, diversified investment company, offered by The Vanguard Group, Inc., in which the Separate Account invests.

                   JOINT ANNUITANT--The person other than the Annuitant who may be designated by the Contract Owner and on whose life Annuity Payments may also be based.

                   NET PURCHASE PAYMENT--Any Purchase Payment less the appli-cable Premium Tax, if any.

                   NON-QUALIFIED CONTRACT--A Contract other than a Qualified Contract. Contributions to such a Contract are made with after-tax dollars.

                   OWNER'S DESIGNATED BENEFICIARY--The person designated to receive the Contract Owner's interest in the Contract if the Contract Owner dies before the entire interest in the Contract is distributed, as explained in the "IRS-Required Distribution" section.

                   PAYEE--The Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

                   PORTFOLIO--The separate investment Portfolios of the Fund. The Fund currently offers nine Portfolios: the Money Market Portfolio, the High-Grade Bond Portfolio, the Balanced Portfolio, the Equity Index Portfolio, the Equity Income Portfolio, the Growth Portfolio, the International Portfo-lio, the High Yield Bond Portfolio, and the Small Company Growth Portfolio. In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the cor-responding Portfolio.

                   PREMIUM TAX--A regulatory tax that may be assessed by your state on the Purchase Payments made into your Contract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Accumulated Value as it is incurred by us.

                   PROOF OF DEATH--(a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to the Company.

                   PURCHASE PAYMENT--Any premium payment--any amount you in-vest in the Contract. The minimum Initial Purchase Payment is $5,000; each Additional Purchase Payment must be at least $250. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

                   QUALIFIED CONTRACT--A Contract that qualifies as an indi-vidual retirement annuity under Section 408(b) of the In-ternal Revenue Code of 1986, as amended.

                   SEPARATE ACCOUNT--First Providian Life & Health Insurance Company Separate Account B. The Separate Account consists of assets that are segregated by First Providian Life & Health Insurance Company and invested in the Fund. The Sep-arate Account is independent of the general assets of the Company.

                   SUBACCOUNT--That portion of the Separate Account that in-vests in shares of the Fund's Portfolios. Each Subaccount will only invest in a single Portfolio. The investment per-formance of each Subaccount is linked directly to the in-vestment performance of one of the nine underlying Portfo-lios of the Fund.

                   VALUATION PERIOD--A period between two successive Business Days commencing at the close of business of the first Busi-ness Day and ending at the close of business of the follow-ing Business Day.

--------------------------------------------------------------------------------

CONDENSED FINAN-
CIAL INFORMATION   The Accumulation Unit Values and the number of Accumulation
                   Units outstanding for each Subaccount in 1992 through 1996 are as follows:

                            FOR THE PERIOD DECEMBER 1, 1992 THROUGH DECEMBER 31, 1996*
                         ---------------------------------------------------------------------
                                   HIGH-                                                        HIGH   SMALL
                          MONEY    GRADE             EQUITY   EQUITY                           YIELD  COMPANY
                         MARKET    BOND    BALANCED   INDEX   INCOME   GROWTH   INTERNATIONAL   BOND  GROWTH
                 --------------------------------------------------------------------------------------------
Accumulation unit value
 as of:
 Start Date*............    1.061   11.489    11.098   11.596   10.000   10.000      10.000    10.000 10.000
 12/31/92...............    1.064   11.656    11.514   12.039        *        *           *         *      *
 12/31/93...............    1.091   12.514    12.961   13.144   10.488   10.569           *         *      *
 12/31/94...............    1.130   12.290    12.815   13.224   10.304   10.964      10.128         *      *
 12/31/95...............    1.191   14.437    16.885   18.073   14.239   15.089      11.678         *      *
 12/31/96...............    1.250   14.882    19.532   22.098   16.820   19.057      13.319    10.871  9.725
Number of units
 outstanding as of:
 12/31/92...............    1,660       11         9       33        *        *           *         *      *
 12/31/93...............    4,079      271       636      440      290      220           *         *      *
 12/31/94...............    5,365      526       745      534      306      457         322         *      *
 12/31/95...............    9,080      622       766      784      380      620         433         *      *
 12/31/96...............   13,590      689       852    1,035      525      906         698       253    246
(UNITS ARE SHOWN IN
THOUSANDS)

* Date of commencement of operations for the Money Market Subaccount was 12/1/92, for the High-Grade Bond, Balanced, and Equity Index Subaccounts was 12/16/92, for the Equity Income and Growth Subaccounts was 6/7/93, for the International Subaccount was 6/3/94, and for the High Yield Bond and Small Company Growth Subaccounts was 6/3/96.

--------------------------------------------------------------------------------

FINANCIAL          The audited statutory-basis financial statements of the
STATEMENTS         Company and the financial statements of the Separate Ac-
                   count (as well as the Independent Auditors' Reports there-on) are contained in the Statement of Additional Informa-tion.

--------------------------------------------------------------------------------

YIELD AND TOTAL
RETURN From time to time a Portfolio of the Fund may advertise its yield and total return investment performance for various periods, including quarter-to-date, year-to-date, one year, three year, five year and since inception. Advertised yields and total returns include all charges and expenses attributable to the Contract. Including these fees has the effect of decreasing the advertised performance of a Port-folio, so that a Portfolio's investment performance will not be directly comparable to that of an ordinary mutual fund.

                   Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

--------------------------------------------------------------------------------

THE COMPANY AND
THE SEPARATE       The Company is a stock life insurance company incorporated
ACCOUNT            under the laws of the State of New York on March 23, 1970, with administrative offices at 520 Columbia Drive, Johnson
                   City, New York 13790. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in 10 states and the District of Columbia. The Company is ulti-mately wholly owned by Providian Corporation, a publicly-held diversified consumer financial services company whose shares are traded on the New York Stock Exchange with as-sets of $29 billion as of December 31, 1996.

FIRST PROVIDIAN
LIFE & HEALTH
INSURANCE
COMPANY

                   On December 28, 1996, Providian Corporation executed a Plan and Agreement of Merger and Reorganization (the Merger Agreement) with AEGON N.V. (AEGON), an international insur-ance company headquartered in The Hague, The Netherlands. Under the Merger Agreement, Providian Corporation's insur-ance operations, including the operations of the Company, will merge with a wholly owned subsidiary of AEGON. Providian Corporation will be the surviving corporation in the merger and will become a wholly owned subsidiary of AEGON. The merger of Providian Corporation's insurance businesses with AEGON is conditioned upon several events, including shareholder and various regulatory approvals. Providian Corporation anticipates that the closing of the transaction will occur in mid-1997. Because consummation of the merger is subject to the above conditions, no represen-tations can be made as to whether, or when, the merger will be completed or as to the possible impact of the merger on the financial position and results of operations of the Company should the merger occur.

                   ------------------------------------------------------------

FIRST PROVIDIAN    The Separate Account was established by the Company as a
LIFE & HEALTH      separate account under the laws of the State of New York on
INSURANCE          November 2, 1987, pursuant to a resolution of the Company's
COMPANY SEPARATE   Board of Directors. The Separate Account is a unit invest-
ACCOUNT B          ment trust registered with the Securities and Exchange Com-
                   mission (the "SEC") under the Investment Company Act of
                   1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

                   The assets of the Separate Account are owned by the Company and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with li-abilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the to-tal Accumulated Value under the Contracts. Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment perfor-mance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Com-pany.

                   The Separate Account has nine Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be estab-lished at the discretion of the Company. The Separate Ac-count meets the definition of a "separate account" under Rule O-1(e)(1) of the Investment Company Act of 1940.

--------------------------------------------------------------------------------

VANGUARD           Vanguard Variable Insurance Fund is an open-end diversified
VARIABLE           investment company intended exclusively as an investment
INSURANCE FUND     vehicle for variable annuity or variable life insurance
                   contracts offered by insurance companies.

                   The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 30 investment companies with more than 90 distinct portfolios and assets in excess of $230 billion. Through their jointly owned subsidiary, The Vanguard Group, Inc. ("Vanguard"), the Fund and the other Funds in the Group obtain at cost virtually all of their corporate management, administrative, shareholder ac-counting and distribution services.

                   The Fund offers nine Portfolios--a money market portfolio, a bond portfolio, a balanced portfolio, an equity index portfolio, an equity income portfolio, a growth portfolio, an international portfolio, a high-yield bond portfolio and a small company growth portfolio--each with distinct in-vestment objectives and policies.

                   THE MONEY MARKET PORTFOLIO seeks to provide current income consistent with the preservation of capital and liquidity. The Portfolio also seeks to maintain a stable net asset value of $1.00 per share. The Portfolio invests primarily in high-quality money market instruments issued by finan-cial institutions, non-financial corporations, the U.S. Government, state and municipal governments and their agen-cies or instrumentalities as well as repurchase agreements collateralized by such securities. The Portfolio also in-vests in Eurodollar obligations (dollar-denominated obliga-tions issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar-denominated obligations issued in the U.S. by foreign banks). Vanguard's Fixed Income Group serves as this Port-folio's investment adviser.

                   THE HIGH-GRADE BOND PORTFOLIO seeks to parallel the invest-ment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. Government and corporate bonds, and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

                   THE BALANCED PORTFOLIO seeks the conservation of principal, a reasonable income return and profits without undue risk. The Portfolio invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Portfolio's total assets and bonds to represent 30% to 40%. Wellington Management Company serves as this Portfolio's investment adviser.

                   THE EQUITY INDEX PORTFOLIO seeks to parallel the investment results of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The Portfolio invests in common stocks in-cluded in the S&P 500. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

                   THE EQUITY INCOME PORTFOLIO seeks to provide a high level of current income by investing principally in dividend-pay-ing equity securities. Newell Associates serves as this Portfolio's investment adviser.

                   THE GROWTH PORTFOLIO seeks to provide long-term capital ap-preciation. The Portfolio invests primarily in equity secu-rities of seasoned U.S. companies with above average pros-pects for growth. Lincoln Capital Management Company serves as this Portfolio's investment adviser.

                   THE INTERNATIONAL PORTFOLIO seeks to provide long-term cap-ital appreciation. The Portfolio invests primarily in eq-uity securities of companies based outside the United States. Schroder Capital Management International, Inc. serves as this Portfolio's investment adviser.

                   THE HIGH YIELD BOND PORTFOLIO seeks to provide a high level of current income by investing in lower-rated debt securi-ties, which may be regarded as having speculative charac-teristics and are commonly referred to as "junk bonds." Un-der normal circumstances, at least 80% of the Portfolio's assets will be invested in high-yield corporate debt obli-gations rated at least B by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, of compa-rable quality as determined by the Portfolio's adviser, Wellington Management Company.

                   THE SMALL COMPANY GROWTH PORTFOLIO seeks to provide long term growth in capital by investing primarily in equity se-curities of small companies deemed to have favorable pros-pects for growth. These securities are primarily common stocks but may also include securities convertible into common stock. Granahan Investment Management serves as this Portfolio's investment adviser.

                   There is no assurance that a Portfolio will achieve its stated objective.

                   ADDITIONAL INFORMATION CONCERNING THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS AND THE INVESTMENT ADVISORY SERVICES, TOTAL EXPENSES AND CHARGES CAN BE FOUND IN THE CURRENT PROSPECTUS FOR THE FUND, WHICH ACCOMPANIES THIS PROSPECTUS. THE FUND PROSPECTUS SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING ALLOCATION OF PUR-CHASE PAYMENTS TO A PORTFOLIO.

                   The Portfolios may be made available to registered separate accounts offering variable annuity and variable life prod-ucts of the Company as well as other insurance companies. Although we believe it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate ac-counts. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, in-cluding removing their separate account from the Fund if required by law, to resolve the matter. See the Fund's Pro-spectus for more information.

                   Administrative services are provided by The Vanguard Group, Inc., Vanguard Service Center, 100 Vanguard Boulevard, Malvern, PA 19355. In addition, The Continuum Company, Inc., 301 West 11th Street, Kansas City, MO 64105, provides some subadministrative services.

--------------------------------------------------------------------------------

                               CONTRACT FEATURES

                   The rights and benefits under the Contract are described below and in the Contract. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statute or any rule or regulation of the United States Treasury Department.

                   ------------------------------------------------------------

FREE LOOK PERIOD
                   A Free Look Period exists for a minimum of 10 days after the Contract Owner receives the Contract (20 days for re-placement as set forth in your Contract). The Contract per-mits the Contract Owner to cancel the Contract during the Free Look Period by returning the Contract to the agent, person or entity from whom it was purchased. The contract should be returned to Vanguard Variable Annuity Center, P.O. Box 419812, Kansas City, MO 64141-6812. Withdrawals are not permitted during the Free Look Period. Upon cancel-lation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract or the Accumu-lated Value of the Contract as of the day the Contract is received by the Company.

--------------------------------------------------------------------------------

CONTRACT           Individuals wishing to purchase a Non-Qualified Contract
APPLICATION AND    should send a completed application and your Initial Pur-
PURCHASE           chase Payment to the Variable Annuity Center. Your Initial
PAYMENTS           Purchase Payment must be equal to or greater than the
                   $5,000 minimum investment requirement. Furthermore, the named Annuitant and Joint Annuitant must be 75 years of age or less.

                   The Contract will be issued and the Initial Net Purchase Payment will be credited within two Business Days after ac-ceptance of the application and the Initial Purchase Pay-ment. Acceptance is subject to the application being re-ceived in good order, and the Company reserves the right to reject any application or Initial Purchase Payment.

                   If the Initial Purchase Payment cannot be credited because the application is incomplete, the Company will contact the applicant in writing, explain the reason for the delay and will refund the Initial Purchase Payment within five Busi-ness Days. As soon as the necessary requirements are ful-filled the Purchase Payment will be credited.

                   Additional Purchase Payments may be made at any time prior to the Annuity Date, as long as the Annuitant or Joint An-nuitant, if applicable, is living. Additional Purchase Pay-ments must be for at least $250. Additional Purchase Pay-ments received prior to the close of the New York Stock Ex-change (generally 4:00 p.m. Eastern time) are credited to the Accumulated Value of the Contract as of the close of business that same day.

                   In order to prevent lengthy processing delays caused by the clearing of foreign checks, we will only accept a foreign check which has been drawn in U.S. dollars and has been is-sued by a foreign bank with a U.S. correspondent bank.

                   The Contracts are available on a non-qualified basis and as individual retirement annuities (IRAs) that qualify for special federal income tax treatment.

                   Generally, Qualified Contracts may be purchased only in connection with a "rollover" of funds from another quali-fied plan or IRA and contain certain other restrictive pro-visions limiting the timing and amount of payments to and distributions from the Qualified Contract.

                   Total Purchase Payments may not exceed $1,000,000 without prior approval of the Company.

PURCHASING BY
WIRE

                                   INVESTORS FIDUCIARY TRUST COMPANY ABA
MONEY SHOULD BE                    101003621 DEPOSIT ACCOUNT NUMBER 8907513798
WIRED TO:                          FIRST PROVIDIAN LIFE & HEALTH INSURANCE
PLEASE CALL: 1-                     COMPANY
800-258-4271                       CONTRACT NUMBER CONTRACT REGISTRATION
BEFORE WIRING

                   To assure proper receipt, please be sure your bank includes the contract number Vanguard has assigned you. For an Ini-tial Purchase Payment, please complete the Vanguard Vari-able Annuity Plan Application and mail it to the Vanguard Variable Annuity Center, P.O. Box 419812, Kansas City, MO 64141-6812, prior to completing wire arrangements. Note:
                   Federal funds wire purchase orders will be accepted only when the New York Stock Exchange and Custodian Bank are open for business.
                   ------------------------------------------------------------

SECTION 1035
EXCHANGES          You may exchange your Accumulated Value under an existing
                   annuity contract to the Vanguard Variable Annuity Plan.
                   Section 1035 of the IRS Code of 1986, as amended (the
                   "Code"), provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. To complete a "1035 Exchange" simply provide all the requested information on the 1035 Exchange Form and mail it, along with your application and current contract, to the Vanguard Variable Annuity Center. As an accommoda-tion to owners of Vanguard Variable Annuity Plan contracts, and in accordance with the Code, we will accept, under cer-tain conditions, the consolidation of two or more Vanguard
                   Variable Annuity Plan contracts into one. Such exchanges will be accepted on a case by case basis in order to pro-vide contract owners with consolidated account reporting.
                   In addition, if applicable, contract owners will be respon-sible for only one Annual Contract Maintenance Fee. Under no circumstances will an exchange of an existing Vanguard
                   Variable Annuity Plan contract for an identical new Van-guard Variable Annuity Plan contract be allowed. Special rules and procedures apply to Code Section 1035 transac-tions, particularly if the Contract being exchanged was is-sued prior to August 14, 1982. Prospective Contract Owners wishing to take advantage of Code Section 1035 should con-sult their tax advisers.

                   Please note, that an outstanding loan on the contract that you wish to transfer may create a tax consequence. There-fore, you are encouraged to settle any outstanding loans with your current insurance company prior to initiating a 1035 exchange into the Plan.
--------------------------------------------------------------------------------

ALLOCATION OF      The Contract Owner specifies on the Contract Application
PURCHASE           how Purchase Payments will be allocated. The Contract Owner
PAYMENTS           may allocate each Purchase Payment to one or more of the
                   Portfolios as long as such portions are whole number per-centages and any allocation made is at least 10% and at least $1,000.

                   Allocation instructions for future Purchase Payments may be changed by the Contract Owner by sending a written notice to the Vanguard Variable Annuity Center. You may complete a Telephone Allocation Authorization Form to establish an op-tion that allows you to provide allocation instructions by telephone. This option includes the ability to change your investment by eliminating a Contract Portfolio from your allocations or by adding a new Contract Portfolio to your list. Please note that you must maintain a minimum of $1,000 in each Portfolio to which you have allocated as-sets.

                   During the Free Look Period (which is assumed for this pur-pose to be 10 days after the issuance of the Contract), the Initial Net Purchase Payment and additional Purchase Pay-ments received during the Free Look Period will be allo-cated to the Money Market Portfolio. Upon expiration of the Free Look Period, the Accumulated Value will remain in the Money Market Portfolio for an additional 5-day grace period to allow for mail delivery. Upon the expiration of the Free Look Period and the 5-day grace period (15 days), the Accu-mulated Value will then be allocated among the Portfolios in accordance with the Contract Owner's instructions.
--------------------------------------------------------------------------------

CHARGES AND
DEDUCTIONS         The projected expenses for the Contract are substantially
                   below the costs of other variable annuity contracts. For example, based on a $25,000 contract the average expense ratio of other variable annuity contracts was 2.10% as of December 31, 1996, compared to .81% for the Vanguard Vari-able Annuity Contract (source for competitors' data: Morn-ingstar Performance Report January 1997).

                   No sales load is deducted from the Initial Purchase Payment or any Additional Purchase Payments. In addition, there are no sales charges imposed upon withdrawals.
                   ------------------------------------------------------------

MORTALITY AND      The Company imposes a charge as compensation for bearing
EXPENSE RISK       certain mortality and expense risks under the Contracts.
CHARGE             The annual charge is assessed daily based on the combined
                   net assets of the Separate Account and Separate Account IV of Providian Life & Health Insurance Company in the Fund according to the following schedule:

                       NET ASSETS                                        RATE
                   ------------------                                   ------
                   First $1.5 Billion                                   0.375%
                   Over $1.5 Billion                                    0.300%

                   The Company guarantees that these mortality and expense risk breakpoints will never increase. If this charge is in-sufficient to cover actual costs and assumed risks, the loss will fall on the Company. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus.

                   The mortality risk borne by the Company under the Con-tracts, where one of the life Annuity Payment Options was selected, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a re-sult of our guarantee of a minimum Death Benefit in the event the Annuitant dies prior to the Annuity Date.

                   The expense risk borne by the Company under the Contracts
                   is that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and administering the Contract.
                   ------------------------------------------------------------

ADMINISTRATIVE
CHARGE &           An annual administrative charge of .10% of the net asset
MAINTENANCE FEE    value of the Separate Account is assessed daily along with an annual maintenance fee of $25 for Contracts valued at
                   less than $25,000 at the time of initial purchase and on
                   the last Business Day of each year. It is important to note that fluctuation in Accumulation Unit Values due to changes in the market values of securities may cause an investor's
                   Contract's value to fall below $25,000. The annual mainte-
                   nance fee is deducted proportionately from each Contract's
                   Accumulated Value; therefore, the $25 fee is assessed per
                   Contract, not per Portfolio chosen. Your Initial Purchase
                   Payment of less than $25,000 is reduced by an initial main-
                   tenance fee which is pro rated to reflect only the remain-
                   ing portion of the calendar year of purchase. Thereafter,
                   the fee is deducted on the last Business Day of the year
                   for the following year, on a pro rata basis from each of
                   the Portfolios you have chosen. These deductions represent reimbursement to the Company for the costs expected to be
                   incurred over the life of the Contract for issuing and
                   maintaining each Contract and the Separate Account. Please note that Contracts valued at $25,000 or more as of the
                   last Business Day of the year will not be assessed the $25 maintenance fee for the following year.
                   ------------------------------------------------------------

TAXES
                   Under present laws, the Company will not incur New York state or local taxes. If there is a change in state or lo-cal tax laws, charges for such taxes may be made. The Com-pany does not expect to incur any federal income tax lia-bility attributable to investment income or capital gains retained as part of the reserves under the Contracts. (See "Federal Tax Considerations," page 27.) Based upon these expectations, no charge is currently being made to the Sep-arate Account for corporate federal income taxes that may be attributable to the Separate Account.

                   The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.
                   ------------------------------------------------------------

VANGUARD           The value of the assets in the Separate Account will re-
VARIABLE           flect the fees and expenses paid by the Fund. A complete
INSURANCE FUND     description of these expenses is found in the "Fee Table"
EXPENSES           section of this Prospectus and in the "Management of the
                   Fund" section of the Fund's Statement of Additional Infor-mation.

--------------------------------------------------------------------------------

ACCUMULATED        At the commencement of the Contract, the Accumulated Value
VALUE              equals the Initial Net Purchase Payment. Thereafter, on any
                   Business Day the Accumulated Value equals the Accumulated
                   Value from the previous Business Day increased by: i) any
                   Additional Net Purchase Payments received by the Company
                   and ii) any increase in the Accumulated Value due to in-
                   vestment results of the selected Portfolio(s) that occur
                   during the Valuation Period; and reduced by: i) any de-
                   crease in the Accumulated Value due to investment results
                   of the selected Portfolio(s), ii) a daily charge to cover
                   the mortality and expense risks assumed by the Company,
                   iii) any charge to cover the cost of administering the Con-
                   tract, iv) any partial withdrawals, and v) Premium Taxes,
                   if any, that occur during the Valuation Period.

                   The Accumulated Value is expected to change from Valuation Period to Valuation Period, reflecting the investment expe-rience of the selected Portfolios of the Fund as well as the daily deduction of charges. When your Net Purchase Pay-ments are allocated to a selected Portfolio, they result in a particular number of Accumulation Units being credited to your Contract. The number of Accumulation Units credited is determined by dividing the dollar amount allocated to each Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. The Accumulation Unit Value varies each Valua-tion Period (i.e., each day that there is trading on the
                   New York Stock Exchange) with the net rate of return of the Portfolio. The net rate of return reflects the investment performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio.
--------------------------------------------------------------------------------

DIVIDENDS AND      All dividends and capital gains earned will be reinvested
CAPITAL GAINS      and reflected in the Accumulation Unit Value. Only in this
TREATMENT          way can these earnings remain tax deferred.
--------------------------------------------------------------------------------

EXCHANGES AMONG    Should your investment goals change, you may exchange the
THE PORTFOLIOS     Accumulated Value among the Portfolios of the Fund. Re-
                   quests for exchanges received by mail or telephone prior to the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed at the close of business that same day. Requests received after the close of the Ex-change are processed the next Business Day.

                   The Contract's exchange privilege is not intended to afford Contract Owners a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transaction costs, the Separate Account has established a policy of limiting excessive exchange activity.

                   Because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive ex-changes (at least 30 days apart) from each Portfolio (ex-cept the Money Market Portfolio) during any 12 month peri-od. "Substantive" means either a dollar amount large enough to have a negative impact on a Portfolio or a series of movements between Portfolios. This restriction does not limit non-substantive exchanges and does not apply to ex-changes from the Money Market Portfolio. All exchanges must be for at least $250 or, if less, the Accumulated Value in the Portfolio. However, the Company and the Fund reserve the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, as deemed nec-essary, at any time.
                   ------------------------------------------------------------

AUTOMATIC EX-      The Automatic Exchange Service allows you to move money au-
CHANGES            tomatically among the Portfolios of the Fund. You may ex-
                   change fixed amounts or percentages of your Portfolio bal-
                   ance either monthly, quarterly, semiannually or annually
                   into existing (the $1,000 minimum balance requirement has
                   been met) Portfolios. Exchanges at regular intervals or
                   "dollar-cost averaging" can be used, for example, to move
                   money from a money market portfolio into a stock or bond
                   portfolio. The minimum exchange amount is $250, and the
                   maximum exchange amount is $50,000. The Automatic Exchange
                   Service may be established by completing a Vanguard Vari-
                   able Annuity Plan Automatic Exchange Service Application
                   Form or writing a letter of instruction. You may change the transfer amount or cancel this service in writing or by
                   telephone, if you have established telephone authorization on your Contract. Please note that the Automatic Exchange
                   Service cannot be used to establish a new Portfolio, and
                   will not be activated until the Free Look Period has ex-
                   pired.
                   ------------------------------------------------------------

TELEPHONE EX-
CHANGES To establish the telephone exchange privilege on your Con-tract, please complete the Telephone Exchange Form. The Company, the Fund, and Vanguard shall not be responsible for the authenticity of exchange instructions received by telephone. Reasonable procedures will be undertaken to con-firm that instructions communicated by telephone are genu-ine. Prior to the acceptance of any request, the caller will be asked by a customer service representative for his or her contract number and social security number. All calls will be recorded, and this information will be veri-fied with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a service representative will be verified with the Contract Owner through a written confirmation statement. The Compa-ny, the Fund, and Vanguard shall not be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures. Every effort will be made to maintain the ex-change privilege. However, the Company and the Fund reserve the right to revise or terminate its provisions, limit the amount of or reject any exchange, as deemed necessary, at any time.

--------------------------------------------------------------------------------

FULL AND PARTIAL
WITHDRAWALS        At any time before the Annuity Date and while the Annuitant or Joint Annuitant is living, the Contract Owner may make a partial or full withdrawal of the Contract to receive all or part of the Accumulated Value by sending a written re-quest to the Variable Annuity Center. Full or partial with-drawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least $250. (See
                   "Federal Tax Considerations," page 27.)

                   You can make a withdrawal by writing to the Variable Annu-ity Center. Your written request should include your Con-tract number, social security number, withdrawal amount, the signature of all owners, and federal tax withholding election (if no withholding election is chosen, we will be required to withhold 10%). Your proceeds will normally be distributed within two Business Days after the receipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circum-stances (see "Deferment of Payment" page 26).

                   ------------------------------------------------------------

SYSTEMATIC
WITHDRAWALS        You may establish an automatic withdrawal of a specific
                   amount, a percentage of the balance, or accumulated earn-ings from your Contract, and receive distributions on a monthly, quarterly, semiannual, or annual schedule. Once established, a check will be sent to your Contract address, bank account or as you direct. Please note that each sys-tematic withdrawal, like any other partial withdrawal, is subject to federal income taxes on the earnings, and may be subject to a 10% tax imposed by the IRS on withdrawals made prior to age 59 1/2.

                   A minimum Contract balance of $10,000, and Portfolio bal-ance of $1,000 are required to establish a systematic with-drawal program for your Contract. The minimum automatic withdrawal amount is $250, and the maximum is $50,000. Changes to the withdrawal amount, percentage, or the fre-quency of distributions may be made by telephone. Any other changes, including a change in the destination of the check, must be requested in writing, and should include signatures of all Contract owners. To cancel the systematic withdrawal program, the Contract owner(s) needs to submit a letter of instruction with the appropriate signatures.

                   To establish a systematic withdrawal program for your Con-tract, simply complete the Vanguard Variable Annuity Plan Systematic Withdrawal Program Application Form. Please note that the completed form must be signed by all Contract own-ers, and must be signature guaranteed if you are directing the withdrawal checks to an address other than the Contract address.

                   Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank. If, at the time the Con-tract Owner requests a full or partial withdrawal, he or she has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Internal Revenue Code provides that a 10% penalty tax will be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 27.)

                   Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, the total amount paid upon withdrawal of the Contract (taking into account any prior withdrawals) may be more or less than the total Purchase Payments made.

--------------------------------------------------------------------------------

IRS-REQUIRED       If the Contract Owner or, if applicable a Joint Owner, dies
DISTRIBUTIONS      before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the Own-er's Designated Beneficiary as described in this section so that the Contract qualifies as an annuity under the Inter-nal Revenue Code.

                   If the death occurs on or after the Annuity Date, the re-maining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of death or be paid under an annuity option under which payments will begin within one year of the Contract Owner's death and will be made for the life of the "Owner's Designated Bene-ficiary" or for a period not extending beyond the life ex-pectancy of that beneficiary. The Owner's Designated Bene-ficiary is the person to whom Ownership of the Contract passes by reason of death.

                   If any portion of the Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Con-tract Owner, the Contract may be continued with the surviv-ing spouse as the new Contract Owner.

--------------------------------------------------------------------------------

MINIMUM BALANCE    Due to the relatively high cost of maintaining smaller ac-
REQUIREMENTS       counts, the Company reserves the right to transfer the bal-
                   ance in any Portfolio account that falls below $1,000, due to a partial withdrawal or exchange, to the remaining Port-folios held under that Contract, on a pro rata basis. In the event that the entire value of the Contract falls below
                   $1,000, you may be notified that the Accumulated Value of your account is below the Contract's minimum requirement.
                   You would then be allowed 60 days to make an additional in-vestment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. A full withdrawal will result in an automatic termination of the Contract.

--------------------------------------------------------------------------------

DESIGNATION OF A   The Contract Owner may select one or more Beneficiaries,
BENEFICIARY        who would receive benefits upon the death of the Annuitant, and name them in the application. The beneficiary(ies), as named on the application, will serve as the beneficiary designation. Thereafter, while the Annuitant or Joint Annu-itant is living, the Contract Owner may change the Benefi-ciary by written notice. Such change will take effect on the date the notice is signed by the Contract Owner but will not affect any payment made or other action taken be-fore the Company acknowledges the notice. The Contract
                   Owner may also make the designation of Beneficiary irrevo-cable by sending written notice to, and obtaining approval from, the Company. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable
                   Beneficiary.

                   If the Annuitant dies prior to the Annuity Date, the fol-lowing will apply unless the Contract Owner has made other provisions:

                   (a) If there is more than one Beneficiary, each will share in the Death Benefits equally;

                   (b) If one or two or more Beneficiaries has already died,
                       that share of the Death Benefit will be paid equally to the survivor(s);

                   (c) If no Beneficiary is living, the proceeds will be paid to the Contract Owner;

                   (d) If a Beneficiary dies at the same time as the Annui-
                       tant, the proceeds will be paid as though the Benefi-ciary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Beneficiary had died first.

                   If a Beneficiary who is receiving Annuity Payments dies, any remaining Payments Certain will be paid to that Beneficiary's named Beneficiary(ies) when due. If no Bene-ficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate.

                   If a Life Annuity with Period Certain Option was elected, and if the Annuitant dies on or after the Annuity Date, any unpaid Payments Certain will be paid to the Beneficiary.

--------------------------------------------------------------------------------

DEATH OF           Subject to the provisions dealing with Joint Annuitants, if
ANNUITANT PRIOR    the Annuitant dies prior to the Annuity Date, an amount
TO ANNUITY DATE    will be paid as proceeds to the Beneficiary. If the Annui-
                   tant or Joint Annuitant dies prior to the Annuity Date, the survivor shall become the sole Annuitant. The Death Benefit is calculated and is payable upon receipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Beneficiary to make the payment. The Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

                   A lump sum cash benefit will equal the greater of: (a) the Accumulated Value as of the date of due Proof of Death and proof that the Annuitant died prior to the Annuity Date or
                   (b) the sum of Purchase Payments less the sum of all par-tial withdrawals and premium taxes. An Annuity Payment will be based on the greater of: (a) the Accumulated Value on the Annuity Date elected by the Beneficiary and approved by the Company or (b) the sum of Purchase Payments less the sum of all partial withdrawals and premium taxes. The Con-tract Owner may elect an Annuity Payment Option for the Beneficiary or, if no such election was made by the Con-tract Owner and a cash benefit has not been paid, the Bene-ficiary may make this election after the Annuitant's death.

                   For a discussion of the consequences of the death of the Contract Owner, if different from the Annuitant, see "IRS-Required Distributors," page 22 and "Distribution-at-Death Rules," page 29.

--------------------------------------------------------------------------------

ANNUITY DATE
                   The Contract Owner may specify an Annuity Date in the ap-plication, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. If no Annuity Date is specified in the application, the Annuity will begin receiving Annu-ity Payments on the first day of the month after ten full years from the date of this Contract, or the first day of the month which follows the Annuitant's 65th birthday, whichever is later. The Annuity Date is the date that Annu-ity Payments are scheduled to commence under the Contract, unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date.

                   The Contract Owner may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written re-quest or, without the Company's prior approval, deferred to a date beyond the Annuitant's 85th birthday. An Annuity Date may only be changed by written request during the Annuitant's or Joint Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and Annuity Payment Options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

--------------------------------------------------------------------------------

ANNUITY PAYMENT    All Annuity Payment Options (except the Designated Period
OPTIONS            Annuity Option) are offered as "Variable Annuity Options."
                   This means that Annuity Payments, after the initial pay-ment, will reflect the investment experience of the Portfo-lio or Portfolios chosen by the Contract Owner. All Annuity
                   Payment Options are offered as "Fixed Annuity Options."
                   This means that the amount of each payment will be set on the Annuity Date and will not change. If you choose a Fixed
                   Option, your investment will be moved out of the underlying
                   Vanguard Portfolios and into the general account of First
                   Providian Life & Health Insurance Company. If you do not wish to receive your payments on an annuity basis, you may take a lump sum payment at anytime before the annuity date.
                   The lump sum value is equal to the Accumulation Value. The following Annuity Payment Options are available under the
                   Contract:

                   LIFE ANNUITY--Available as either a Fixed or Variable Op-tion. Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

                   JOINT AND LAST SURVIVOR ANNUITY--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

                   LIFE ANNUITY WITH PERIOD CERTAIN--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

                   INSTALLMENT OR UNIT REFUND LIFE ANNUITY--Available as ei-ther a Fixed (Installment Refund) or Variable (Unit Refund) Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain determined by dividing the Accumulated Value by the First Annuity Payment.

                   DESIGNATED PERIOD ANNUITY--Only available as a Fixed Op-tion. Monthly Annuity Payments are paid for a Period Cer-tain as elected, which may be from 10 to 30 years.

                   In the event that an Annuity Payment Option is not select-ed, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sections of the Con-tract. That portion of the Accumulated Value that has been held in a Portfolio prior to the Annuity Date will be ap-plied under a Variable Annuity Option based on the perfor-mance of that Portfolio. Subject to approval by the Compa-ny, the Contract Owner may select any other Annuity Payment Option then being offered by the Company. Annuity Payments are guaranteed to be not less than as provided by the Annu-ity Tables for the first payment under a Variable Option and each payment under a Fixed Option, and the Annuity Pay-ment Option elected by the Contract Owner. The minimum pay-ment, however, is $100. If the Accumulated Value is less than $5,000, the Company has the right to pay that amount in a lump sum. From time to time, the Company may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living. Annuity Payment Options are not available to: (1) an assignee; or (2) any other than a natural per-son, except with the consent of the Company.

                   The Company may, at the time of election of an Annuity Pay-ment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

                   The value of Variable Annuity Payments will reflect the in-vestment experience of the chosen Portfolio. On or after the Annuity Date, the Annuity Payment Option is irrevoca-ble. Only one Variable Annuity Option may be chosen from among those made available by the Company per each Portfo-lio. The annuity tables, which are contained in the Con-tract and are used to calculate the value of Variable Annu-ity Payments, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the as-sumed interest rate, the Variable Annuity Payments will in-crease; conversely, they will decrease if the actual expe-rience is lower.

                   If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant or of a Joint An-nuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant or of a Joint Annu-itant will affect the amount of each payment. Since pay-ments to older Annuitants are expected to be fewer in num-ber, the amount of each Annuity Payment shall be greater.

                   If at the time of any Annuity Payment the Contract Owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of such Annu-ity Payment and remit that amount to the federal govern-ment.

                   The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

                   After the Annuity Date, the Contract Owner may change the Portfolio funding the Variable Annuity Payments, either by written request or by calling the Variable Annuity Center (1-800-258-4271). Because excessive exchanges can poten-tially disrupt the management of the Portfolios and in-crease transaction costs, exchange activity is limited to two substantive exchanges (at least 30 days apart) from the Portfolios (except the Money Market Portfolio) during any 12-month period. "Substantive" means either a dollar amount large enough to have a negative impact on a Portfolio or a series of movements between Portfolios. The method of com-putation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

                   ------------------------------------------------------------

DEFERMENT OF       Payment of any cash withdrawal or lump-sum death benefit
PAYMENT            due from the Separate Account will occur within seven days from the date the election becomes effective, except that the Company may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is other-wise restricted; or (2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or
                   (3) the SEC permits a delay for the protection of Contract
                   Owners.

--------------------------------------------------------------------------------

                           FEDERAL TAX CONSIDERATIONS

INTRODUCTION       The ultimate effect of federal income taxes on the amounts paid for the Contract, on the investment returns on assets held under a Contract, on Annuity Payments, and on the eco-nomic benefits to the Contract Owner, Annuitant or Benefi-ciary, depends on the terms of the Contract, the Company's tax status and upon the tax status of the individuals con-cerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax ad-viser regarding the tax consequences of purchasing a Con-tract. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the fed-eral income tax laws, the Treasury Regulations, or the cur-rent interpretations by the Internal Revenue Service. We reserve the right to make uniform changes on the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Fund, please see the accompanying Pro-spectus for the Fund.

                   ------------------------------------------------------------

TAXATION OF
ANNUITIES IN       Section 72 of the Code governs taxation of annuities. In
GENERAL            general, a Contract Owner is not taxed on increases in
                   value under a Contract until some form of withdrawal or distribution is made under it. However, under certain cir-cumstances, the increase in value may be subject to current federal income tax. (See "Contracts Owned by Non-Natural
                   Persons" and "Diversification Standards", pages 29 and 30.)

                   Section 72 provides that the proceeds of a full or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract", as that term is defined in the Code. The "investment in the Contract" can generally be described as the cost of the Contract, and generally constitutes all purchase payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross in-come. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

                   Upon receipt of a full or partial withdrawal or an Annuity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Contract. Or-dinarily, the taxable portion of such payments will be taxed at ordinary income tax rates. Partial withdrawals are generally taken out of earnings first and then Purchase Payments.

                   For Fixed Annuity Payments, in general, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio", which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Payments, in general, the taxable portion is deter-mined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remain-ing portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contracts, the balance of the Annuity Payments will be fully taxable.

                   Withholding of federal income taxes on all distributions is required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, taxes will be withheld on distributions to non-resident aliens at a 30% flat rate un-less an exemption from withholding applies under the appli-cable tax treaty.

                   With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or dis-tributed. However, the penalty tax will not apply to with-drawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the primary Annuitant, who is defined as the individual the events in whose life are of primary impor-tance in affecting the timing and payment under the Con-tract); (ii) attributable to the taxpayer's becoming disa-bled within the meaning of Code Section 72(m)(7); (iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life ex-pectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (iv) from a qualified plan; (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract as defined in Section 72(u)(4); or (viii) that are purchased by an employer on termination of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain distribu-tions as well as to certain contributions and other trans-actions under a qualified contract.

                   If the penalty tax does not apply to a withdrawal as a re-sult of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as de-termined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
                   (b) before the taxpayer reaches age 59 1/2.

                   ------------------------------------------------------------

THE COMPANY'S      The Company is taxed as a life insurance company under Part
TAX STATUS         I of Subchapter L of the Code. Since the Separate Account
                   is not a separate entity from the Company and its opera-tions form a part of the Company, it will not be taxed sep-arately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are re-invested and taken into account in determining the Accu-mulation Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

                   ------------------------------------------------------------

DISTRIBUTION-AT-   In order to be treated as an annuity contract, a contract
DEATH RULES        must, generally, provide the following two distribution
                   rules: (a) if any Contract Owner dies on or after the Annu-ity Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if any Con-tract Owner dies before the Annuity Date, the entire inter-est must generally be distributed within five years after the date of death. To the extent such interest is payable to a Designated Beneficiary, however, such interest may be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the Contract Owner's death. If the Desig-nated Beneficiary is the spouse of the Contract Owner, the Contract (together with the deferred tax on the accrued and future income thereunder) may be continued unchanged in the name of the spouse as Contract Owner. The term Designated
                   Beneficiary means the natural person named by the Contract
                   Owner as a beneficiary and to whom ownership of the Con-tract passes by reason of the Contract Owner's death.

                   If the Contract Owner is not an individual, death of the "primary Annuitant" (as defined under the Code) is treated as the death of the Contract Owner. The primary Annuitant is the individual who is of primary importance in affecting the timing or the amount of payout under a Contract. In ad-dition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of Joint Contract Owners, the distribution will be required at the death of the first of the Contract Owners.

                   ------------------------------------------------------------

TRANSFERS OF       Any transfer of a non-qualified annuity Contract prior to
ANNUITY            the Annuity Date for less than full and adequate considera-
CONTRACTS          tion will generally trigger tax on the gain in the Contract to the Contract Owner at the time of such transfer. The in-vestment in the Contract of the transferee will be in-creased by any amount included in the Contract Owner's in-come. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

                   ------------------------------------------------------------

CONTRACTS OWNED    Where the Contract is held by a non-natural person (for ex-
BY NON-NATURAL     ample, a corporation), the Contract is generally not
PERSONS            treated as an annuity contract for federal income tax pur-
                   poses, and the income on that Contract (generally the in-crease in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. If an employer is the nominal owner of a Contract, and the benefi-cial owners are employees, then the Contract is not treated as being held by a non-natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity as defined under the Code.

                   ------------------------------------------------------------

ASSIGNMENTS        A transfer of ownership of a Contract, a collateral assign-
                   ment or the designation of an Annuitant or other Benefi-ciary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or Benefi-ciary that are not discussed herein. A Contract Owner con-templating such a transfer or assignment of a Contract should contact a tax adviser with respect to the potential tax effects of such a transaction.

                   ------------------------------------------------------------

MULTIPLE
CONTRACTS RULE     All non-qualified annuity contracts issued by the same com-
                   pany (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one con-tract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received un-der any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly sub-ject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity Contracts or otherwise. In addition, there may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. The aggregation rules do not apply to immediate annuities as defined under Sec-tion 72(u)(4) of the Code. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts.

                   ------------------------------------------------------------

DIVERSIFICATION    To comply with certain diversification regulations (the
STANDARDS          "Regulations"), which were issued in final form on March 2,
                   1989, under Code Section 817(h), after a start up period, the Separate Account will be required to diversify its in-vestments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of the Separate Account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolio of the Fund in which each such division invests. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

                   In connection with the issuance of temporary diversifica-tion regulations in 1986, the Treasury announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate ac-count. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rul-ings would provide. It is possible that when the regula-tions or rulings are issued, the Contracts may need to be modified in order to remain in compliance. For these rea-sons, the Company reserves the right to modify the Con-tracts, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Separate Ac-count.

                   We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

                   ------------------------------------------------------------

QUALIFIED          Qualified Contracts to provide for retirement may generally
INDIVIDUAL         be purchased only in connection with a "rollover" of funds
RETIREMENT         from another individual retirement annuity (IRA) or quali-
ANNUITIES          fied plan. IRA Contracts must contain special provisions
                   and are subject to limitations on contributions and the timing of when distributions can be made. Tax penalties may apply to contributions in excess of specified limits, loans or reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

--------------------------------------------------------------------------------

GENERAL            The Company retains the right, subject to any applicable
INFORMATION        law, to make certain changes. The Company reserves the
                   right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund, or of another registered open-end management investment compa-ny, if the shares of the Portfolios are no longer available for investment, or, if in the Company's judgment, invest-ment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

ADDITIONS,
DELETIONS, OR
SUBSTITUTIONS OF
INVESTMENTS

                   New Portfolios may be established when marketing, tax, in-vestment, or other conditions so warrant. Any new Portfo-lios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so warrant.

                   In the event of any such substitution or change, the Com-pany may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

                   ------------------------------------------------------------

DISTRIBUTOR OF
THE CONTRACTS      The Vanguard Group, Inc., through its wholly-owned subsidi-
                   ary, Vanguard Marketing Corp., is the principal distributor of the Contract. For these services, the Fund paid a fee of less than .02% of the Fund's average net assets for the 1996 fiscal year. This fee is guaranteed not to exceed .20% of the Fund's average month-end net assets. A complete de-scription of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Additional Information.

                   ------------------------------------------------------------

VOTING RIGHTS      The Fund does not hold regular meetings of shareholders.
                   The Directors of the Fund may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Portfo-lio shares held in the Separate Account will be voted by the Company at shareholder meetings of the Fund in accor-dance with instructions received from persons having voting interests in the corresponding Portfolio. Fund shares as to which no timely instructions are received or shares held by the Company as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instruc-tions that are received with respect to all Contracts par-ticipating in that Portfolio. Voting instructions to ab-stain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

                   The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio of the Separate Account. That number will be determined by apply-ing his or her percentage interest, if any, in a particular Portfolio to the total number of votes attributable to the Portfolio.

                   Prior to the Annuity Date, the Contract Owner holds a vot-ing interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Ac-cumulated Value attributable to a Portfolio by the net as-set value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable annuity option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corre-sponding Portfolio. After the Annuity Date, the votes at-tributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

                   The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting in-structions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

                   ------------------------------------------------------------

AUDITORS Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their fi-nancial statements annually.

                   ------------------------------------------------------------

LEGAL MATTERS      Jorden Burt Berenson & Johnson LLP, of Washington, DC, has
                   provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of New York law pertaining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Kimberly A. Scouller, Esquire, on behalf of the Company.

--------------------------------------------------------------------------------

 TABLE OF CONTENTS FOR THE VANGUARD VARIABLE ANNUITY PLAN CONTRACT STATEMENT OF
                             ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
  THE CONTRACT............................................................. B-2
   Computation of Variable Annuity Income Payments......................... B-2
   Exchanges............................................................... B-3
   Joint Annuitant......................................................... B-3
  GENERAL MATTERS.......................................................... B-3
   Non-Participating....................................................... B-3
   Misstatement of Age or Sex.............................................. B-3
   Assignment.............................................................. B-3
   Annuity Data............................................................ B-4
   Annual Report........................................................... B-4
   Incontestability........................................................ B-4
   Ownership............................................................... B-4
  DISTRIBUTION OF THE CONTRACT............................................. B-4
  PERFORMANCE INFORMATION.................................................. B-4
   Money Market Subaccount Yields.......................................... B-4
   30-Day Yield for Non-Money Market Subaccounts........................... B-5
   Average Annual Total Return for Non-Money Market Subaccounts............ B-5
  SAFEKEEPING OF ACCOUNT ASSETS............................................ B-7
  THE COMPANY.............................................................. B-7
  STATE REGULATION......................................................... B-7
  RECORDS AND REPORTS...................................................... B-8
  LEGAL PROCEEDINGS........................................................ B-8
  OTHER INFORMATION........................................................ B-8
  FINANCIAL STATEMENTS..................................................... B-8
   Audited Financial Statements............................................ B-8

                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                  OFFERED BY

                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                              520 COLUMBIA DRIVE
                         JOHNSON CITY, NEW YORK 13790

                               ----------------

 This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity Plan Contract (the "Contract") offered by First Providian Life & Health Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated April 30, 1997 by calling 1-800-522-5555, or writing to Vanguard Variable Annuity Plan, P.O. Box 2600, Valley Forge, PA 19482. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                              APRIL 30, 1997

  TABLE OF CONTENTS                                                         PAGE
  -----------------                                                         ----
  THE CONTRACT............................................................. B-2
   Computation of Variable Annuity Income Payments......................... B-2
   Exchanges............................................................... B-3
   Joint Annuitant......................................................... B-3
  GENERAL MATTERS.......................................................... B-3
   Non-Participating....................................................... B-3
   Misstatement of Age or Sex.............................................. B-3
   Assignment.............................................................. B-3
   Annuity Data............................................................ B-4
   Annual Report........................................................... B-4
   Incontestability........................................................ B-4
   Ownership............................................................... B-4
  DISTRIBUTION OF THE CONTRACT............................................. B-4
  PERFORMANCE INFORMATION.................................................. B-4
   Money Market Subaccount Yields.......................................... B-4
   30-Day Yield for Non-Money Market Subaccounts........................... B-5
   Average Annual Total Return for Non-Money Market Subaccounts............ B-5
  SAFEKEEPING OF ACCOUNT ASSETS............................................ B-7
  THE COMPANY.............................................................. B-7
  STATE REGULATION......................................................... B-7
  RECORDS AND REPORTS...................................................... B-8
  LEGAL PROCEEDINGS........................................................ B-8
  OTHER INFORMATION........................................................ B-8
  FINANCIAL STATEMENTS..................................................... B-8
   Audited Financial Statements............................................ B-8

                                 THE CONTRACT

 In order to supplement the description in the Prospectus, the following pro-vides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

 Variable Annuity Income Payments are computed as follows. First, the Accumu-lated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corre-sponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time Annuity Income Payments are computed, offer more favorable rates in lieu of the guaranteed rates spec-ified in the Annuity Table.

 The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount on the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Pay-ment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount on the due date of the Annuity Payment.

 The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times
(c), where:

 (a) the Annuity Unit value for the immediately preceding Business Day;

 (b) the Net Investment Factor for the day;

 (c) the investment result adjustment factor (.99989255 per day), which recog-nizes an assumed interest rate of 4% per year used in determining the An-nuity Payment amounts.

 The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

 (a) any increase or decrease in the value of the Subaccount due to investment results;

 (b) a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate according to the following schedule:

    NET ASSETS*                                                            RATE
    -----------                                                           ------
    First $1.5 Billion................................................... 0.375%
    Over $1.5 Billion.................................................... 0.300%

   * Based on combined net assets of the Separate Account and Separate Account IV of Providian Life & Health Insurance Company.

 (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of .10%.

 (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

 The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

EXCHANGES

 After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by telephone or written request, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Pay-ment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange.

 Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Administrator. On the ex-change date, the Company will: establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the ex-isting Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

JOINT ANNUITANT

 The Contract Owner may, in the Contract Application or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

 The Annuity Date shall be determined based on the date of birth of the Annui-tant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be des-ignated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                GENERAL MATTERS

NON-PARTICIPATING

 The Contracts are non-participating. No dividends are payable and the Con-tracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

 The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of cor-rection of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

 Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsi-ble for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the inter-est of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settle-ment made by the Company before receipt of written notice.

ANNUITY DATA

 The Company will not be liable for obligations which depend on receiving in-formation from a Payee until such information is received in a form satisfac-tory to the Company.

ANNUAL REPORT

 Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This re-port will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

INCONTESTABILITY

 This Contract is incontestable from the Contract Date, subject to the "Mis-statement of Age or Sex" provision.

OWNERSHIP

 The Owner of the Contract on the Contract Date is the Annuitant, unless oth-erwise specified in the application. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Own-er(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Bene-ficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still liv-ing.

                         DISTRIBUTION OF THE CONTRACT

 The Vanguard Group, Inc. through its wholly-owned subsidiary, Vanguard Mar-keting Corporation, will be the principal distributor of the Contracts. For these services, the Fund paid a fee of .02% of the Funds' average net assets for the fiscal year ended September 30, 1996. This fee is guaranteed not to exceed .20% of the Fund's average month-end net assets. A complete description of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Additional Information.

                            PERFORMANCE INFORMATION

 Performance information for the Subaccounts including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

MONEY MARKET SUBACCOUNT YIELDS

 Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the in-vestment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calcu-lation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly com-pounding pursuant to the following formula:

         Effective Yield = [((Base Period Return) +1) /3//6//5///7/]-1

 The yield of the Money Market Subaccount for the 7-day period ended December 31, 1996, was 4.84%.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

 Quotations of yield for the remaining Subaccounts will be based on all in-vestment income per Unit earned during a particular 30-day period, less ex-penses accrued during the period ("net investment income"), and will be com-puted by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                          YIELD = 2[(a-b + 1)/6/ - 1]
                                      cXd

 Where:

  [a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

  [b] equals the expenses accrued for the period (net of reimbursements)

  [c] equals the average daily number of Units outstanding during the period

  [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends de-clared and paid by the Series, which are automatically reinvested in shares of the Series.

 The yield of each Subaccount for the 30-day period ended December 31, 1996, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized. The High Yield Bond and Small Company Growth Subaccounts had no operations during the period.

   High-Grade Bond Subaccount............................................. 5.95%
   Balanced Subaccount.................................................... 3.43%
   Equity Index Subaccount................................................ 1.46%
   Equity Income Subaccount............................................... 2.86%
   Growth Subaccount...................................................... 0.70%
   International Subaccount...............................................  --
   High Yield Bond Subaccount............................................. 8.46%
   Small Company Growth Subaccount........................................ 0.43%

AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET SUBACCOUNTS

 When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have pro-duced the cash redemption value over the stated period had the performance re-mained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the pe-riod. It reflects the deduction of all applicable sales loads, the Annual Con-tract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. In calculating performance infor-mation, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total aver-age net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereaf-ter, the fee is deducted on the last business day of the year for the follow-ing year, on a pro rata basis, from each of the Portfolios you have chosen.

 Quotations of average annual total return for any Subaccount will be ex-pressed in terms of the average annual compounded rate of return of a hypo-thetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date and quarter-to-date, calculated pursuant to the formula:

                                P(1 + T)n = ERV

Where:

 (1) [P] equals a hypothetical Initial Purchase Payment of $1,000

 (2) [T] equal an average annual total return

 (3) [n] equals the number of years

 (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Pur-chase Payment made at the beginning of the period (or fractional portion thereof)

 The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on De-cember 31, 1996.

                                                   YEAR   QUARTER YEAR ENDED   SINCE
                          1 YEAR  3 YEARS 5 YEARS TO DATE TO DATE  12/31/96  INCEPTION*
                          ------  ------- ------- ------- ------- ---------- ----------
High-Grade Bond
 Subaccount.............   3.07%    5.43%   6.16%   3.07%   2.90%    3.07%      7.22%
Balanced Subaccount.....  15.66%   14.63%  12.55%  15.66%   6.44%   15.66%     12.62%
Equity Index Subaccount.  22.25%   18.89%  14.38%  22.25%   8.20%   22.25%     14.93%
Equity Income
 Subaccount.............  18.11%   17.04%    --    18.11%   8.81%   18.11%     15.64%
Growth Subaccount.......  26.27%   21.70%    --    26.27%   5.75%   26.27%     19.76%
International
 Subaccount.............  14.04%     --      --    14.04%   3.67%   14.04%     11.72%
High Yield Bond
 Subaccount.............    --       --      --     8.69%   4.09%     --        8.69%
Small Company Growth
 Subaccount.............    --       --      --    -2.76%  -1.13%     --       -2.76%

--------
* Since Inception:
  Equity Index Subaccount and High-Grade Bond Subaccount--December 16, 1992 Balanced Subaccount--December 16, 1992
  Equity Income Subaccount and Growth Subaccount--June 7, 1993
  International Subaccount--June 3, 1994
  High Yield Bond Subaccount and Small Company Growth Subaccount--June 3,
  1996

 All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1-, 5- and 10-year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

 Performance information for a Subaccount may be compared, in reports and pro-motional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institu-tional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for adminis-trative and management costs and expenses.

 Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

 Reports and marketing materials may, from time to time, include information concerning the rating of First Providian Life & Health Insurance Company as determined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Reports and promotional literature may also contain other informa-tion including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publica-tions, or other persons who rank separate accounts or other investment prod-ucts on overall performance or other criteria, and (ii) the effect of tax de-ferred compounding on a Subaccount's investment returns, or returns in gener-al, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an invest-ment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                         SAFEKEEPING OF ACCOUNT ASSETS

 Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemp-tions of eligible Portfolio shares held by each of the Subaccounts.

                                  THE COMPANY

 All the stock of the Company is owned by Veterans Life Insurance Company, which is a subsidiary of Providian Life & Health Insurance Company, a Missouri insurance company ("PLH"). Providian Corporation owns a 4% interest, Common-wealth Life Insurance Company owns a 61% interest, Peoples Security Life In-surance Company owns a 15% interest and Capital Liberty, L.P. owns a 20% in-terest in PLH. A 3% interest in Capital Liberty, L.P. is owned by Providian Corporation, which is the general partner, and 78% and 19% interests, respec-tively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company, which are both wholly owned by Providian Corporation.


 On December 28, 1996, Providian Corporation executed a Plan and Agreement of Merger and Reorganization (the Merger Agreement) with AEGON N.V. (AEGON), an international insurance company headquartered in The Hague, The Netherlands. Under the Merger Agreement, Providian Corporation's insurance operations, in-cluding the operations of the Company, will merge with a wholly owned subsidi-ary of AEGON. Providian Corporation will be the surviving corporation in the merger and will become a wholly owned subsidiary of AEGON. The merger of Providian Corporation's insurance businesses with AEGON is conditioned upon several events, including shareholder and various regulatory approvals. Providian Corporation anticipates that the closing of the transaction will oc-cur in mid-1997. Because consummation of the merger is subject to the above conditions, no representations can be made as to whether, or when, the merger will be completed or as to the possible impact of this merger on the financial position and results of operations of the Company should the merger occur.

                               STATE REGULATION

 The Company is a stock life insurance company organized under the laws of the State of New York, and is subject to regulation by the New York State Depart-ment of Insurance. An annual statement is filed with the New York Superinten-dent of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding calendar year. Periodically, the New York Superintendent of In-surance examines the financial condition of the Company, including the liabil-ities and reserves of the Separate Account.

 The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                              RECORDS AND REPORTS

 All records and accounts relating to the Separate Account will be maintained by the Company or by its Administrator. As presently required by the Invest-ment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required un-der that Act or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

 There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not in-volved in any litigation that is of material importance in relation to its to-tal assets or that relates to the Separate Account.

                               OTHER INFORMATION

 A Registration Statement has been filed with the Securities and Exchange Com-mission, under the Securities Act of 1933 as amended, with respect to the Con-tracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. State-ments contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summa-ries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Com-mission.

                             FINANCIAL STATEMENTS

 The audited financial statements of the Separate Account for the years ended December 31, 1996 and December 31, 1995, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

 The audited statutory-basis financial statements of the Company for the years ended December 31, 1996 and December 31, 1995, including the Report of Inde-pendent Auditors thereon, which are also included in this Statement of Addi-tional Information, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                              FINANCIAL STATEMENTS

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                     YEARS ENDED DECEMBER 31, 1996 AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                              FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1996 AND 1995

                                    CONTENTS

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Statements of Assets and Liabilities......................................   2
  Statements of Operations..................................................   4
  Statements of Changes in Net Assets.......................................   6
  Notes to Financial Statements.............................................   8

                        REPORT OF INDEPENDENT AUDITORS

Contract Owners
First Providian Life and Health Insurance Company
 Separate Account B

 We have audited the accompanying statements of assets and liabilities of First Providian Life and Health Insurance Company Separate Account B (compris-ing the Money Market, High-Grade Bond, Balanced, Equity Index, Growth, Equity Income, International, High Yield Bond and Small Company Growth Subaccounts) as of December 31, 1996 and 1995, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to ex-press an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our proce-dures included confirmation of securities owned as of December 31, 1996 and 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the First Providian Life and Health Insurance Company Separate Account B at December 31, 1996 and 1995, and the results of their op-erations and changes in their net assets for the years then ended in confor-mity with generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

Louisville, Kentucky
April 25, 1997

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                      STATEMENT OF ASSETS AND LIABILITIES

                                                               DECEMBER 31
                                                         ------------------------
                                                             1996        1995
                                                         ------------ -----------
ASSETS
Investments:
  Money Market Portfolio (cost: $16,979,591 and
   $10,799,963 in 1996 and 1995, respectively).......... $ 16,979,591 $10,799,963
  High-Grade Bond Portfolio (cost: $10,052,147 and
   $8,524,987 in 1996 and 1995, respectively)...........   10,253,364   8,982,460
  Balanced Portfolio (cost: $13,721,750 and $10,729,191
   in 1996 and 1995, respectively)......................   16,657,085  12,972,924
  Equity Index Portfolio (cost: $17,674,415 and
   $11,501,260 in 1996 and 1995, respectively)..........   22,875,329  14,162,739
  Growth Portfolio (cost: $13,823,615 and $7,362,813 in
   1996 and 1995, respectively).........................   17,276,890   9,366,967
  Equity Income Portfolio (cost: $7,174,320 and
   $4,436,629 in 1996 and 1995, respectively)...........    8,840,883   5,418,865
  International Portfolio (cost: $8,405,989 and
   $4,586,612 in 1996 and 1995, respectively).............  9,295,395   5,055,190
  High Yield Bond Portfolio (cost: $2,701,505)..........    2,745,802         --
  Small Company Growth Portfolio (cost: $2,417,280).....    2,391,705         --
                                                         ------------ -----------
Total investments.......................................  107,316,044  66,759,108
Amounts due from Vanguard Group, Inc. ..................        1,753         --
                                                         ------------ -----------
TOTAL ASSETS............................................  107,317,797  66,759,108
                                                         ============ ===========
LIABILITIES
  Amounts due to First Providian Life and Health
   Insurance Company....................................       33,164      20,790
  Amounts due to Vanguard Group, Inc. ..................          --       10,999
                                                         ------------ -----------
NET ASSETS.............................................. $107,284,633 $66,727,319


                            See accompanying notes.

                                                             DECEMBER 31
                                                       ------------------------
                                                           1996        1995
                                                       ------------ -----------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT
 OWNERS
Money Market Subaccount............................... $ 16,986,272 $10,812,397
High-Grade Bond Subaccount............................   10,248,835   8,977,751
Balanced Subaccount...................................   16,645,306  12,941,393
Equity Index Subaccount...............................   22,871,121  14,162,330
Growth Subaccount.....................................   17,268,173   9,362,795
Equity Income Subaccount..............................    8,837,503   5,417,621
International Subaccount..............................    9,291,127   5,053,032
High Yield Bond Subaccount............................    2,745,296         --
Small Company Growth Subaccount.......................    2,391,000         --
                                                       ------------ -----------
Net assets attributable to variable annuity contract
 owners............................................... $107,284,633 $66,727,319
                                                       ============ ===========



                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                            STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 1996

                                HIGH-
                     MONEY      GRADE                 EQUITY                EQUITY                 HIGH YIELD SMALL COMPANY
                     MARKET     BOND      BALANCED    INDEX      GROWTH     INCOME   INTERNATIONAL    BOND       GROWTH
                   ---------- ---------  ---------- ---------- ---------- ---------- ------------- ---------- -------------
INVESTMENT
 INCOME:
 Dividends.......  $  700,008 $ 614,949  $1,118,903 $  466,230 $  786,684 $  349,987   $ 323,226    $ 61,355     $ 5,016
Expenses:
 Mortality and
  expense risk
  and
  administrative
  charges........      61,227    45,105      49,446     88,387     65,020     33,328      38,473       2,732       2,347
                   ---------- ---------  ---------- ---------- ---------- ----------   ---------    --------     -------
Net investment
 income..........     638,781   569,844   1,069,457    377,843    721,664    316,659     284,753      58,623       2,669
Realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)
  from investment
  transactions:
 Proceeds from
  sales..........  13,240,998 1,801,202   2,323,702  4,613,638  4,258,500  1,256,081   2,597,230     768,131     686,636
 Cost of
  investments
  sold...........  13,240,998 1,808,041   1,922,381  3,745,134  3,324,278  1,005,412   2,340,779     757,465     622,015
                   ---------- ---------  ---------- ---------- ---------- ----------   ---------    --------     -------
                          --     (6,839)    401,321    868,504    934,222    250,669     256,451      10,666      64,621
 Net unrealized
  appreciation
  (depreciation)
  of investments:
 At end of year..         --    201,217   2,935,335  5,200,914  3,453,275  1,666,563     889,406      44,297     (25,575)
 At beginning of
  year...........         --    457,473   2,243,733  2,661,479  2,004,154    982,236     468,578         --          --
                   ---------- ---------  ---------- ---------- ---------- ----------   ---------    --------     -------
                          --   (256,256)    691,602  2,539,435  1,449,121    684,327     420,828      44,297     (25,575)
                   ---------- ---------  ---------- ---------- ---------- ----------   ---------    --------     -------
Net gain (loss)
 on investments..         --   (263,095)  1,092,923  3,407,939  2,383,343    934,996     677,279      54,963      39,046
                   ---------- ---------  ---------- ---------- ---------- ----------   ---------    --------     -------
Net increase in
 net assets
 resulting from
 operations......  $  638,781 $ 306,749  $2,162,380 $3,785,782 $3,105,007 $1,251,655   $ 962,032    $113,586     $41,715
                   ========== =========  ========== ========== ========== ==========   =========    ========     =======
                      TOTAL
                   -----------
INVESTMENT
 INCOME:
 Dividends.......  $ 4,426,358
Expenses:
 Mortality and
  expense risk
  and
  administrative
  charges........      386,065
                   -----------
Net investment
 income..........    4,040,293
Realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)
  from investment
  transactions:
 Proceeds from
  sales..........   31,546,118
 Cost of
  investments
  sold...........   28,766,503
                   -----------
                     2,779,615
 Net unrealized
  appreciation
  (depreciation)
  of investments:
 At end of year..   14,365,432
 At beginning of
  year...........    8,817,653
                   -----------
                     5,547,779
                   -----------
Net gain (loss)
 on investments..    8,327,394
                   -----------
Net increase in
 net assets
 resulting from
 operations......  $12,367,687
                   ===========

                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1995

                            MONEY    HIGH-GRADE                EQUITY                EQUITY
                            MARKET      BOND      BALANCED     INDEX      GROWTH     INCOME    INTERNATIONAL    TOTAL
                          ---------- ----------  ----------  ---------- ---------- ----------  ------------- -----------
Investment income:
 Dividends..............  $  475,452 $  496,098  $  441,480  $  338,218 $  203,874 $  186,897    $ 62,754    $ 2,204,773
Expenses:
 Mortality and expense
  risk and
  administrative
  charges...............      31,690     36,783      61,206      48,361     36,566     21,822      21,256        257,684
                          ---------- ----------  ----------  ---------- ---------- ----------    --------    -----------
Net investment income...     443,762    459,315     380,274     289,857    167,308    165,075      41,498      1,947,089
Realized and unrealized
 gain (loss) on
 investments:
 Net realized gain from
  investment
  transactions:
 Proceeds from sales....   8,809,248    830,901   1,857,126   1,834,629  1,223,853    479,199     798,041     15,832,997
 Cost of investments
  sold..................   8,809,248    824,201   1,789,701   1,652,059  1,079,469    457,088     778,956     15,390,722
                          ---------- ----------  ----------  ---------- ---------- ----------    --------    -----------
                                 --       6,700      67,425     182,570    144,384     22,111      19,085        442,275
 Net unrealized
  appreciation
  (depreciation) of
  investments:
 At end of year.........         --     457,473   2,243,733   2,661,479  2,004,154    982,236     468,578      8,817,653
 At beginning of year...         --    (308,930)   (302,893)     43,308    186,596   (160,480)    (39,322)      (581,721)
                          ---------- ----------  ----------  ---------- ---------- ----------    --------    -----------
                                 --     766,403   2,546,626   2,618,171  1,817,558  1,142,716     507,900      9,399,374
                          ---------- ----------  ----------  ---------- ---------- ----------    --------    -----------
Net gain on investments.         --     773,103   2,614,051   2,800,741  1,961,942  1,164,827     526,985      9,841,649
                          ---------- ----------  ----------  ---------- ---------- ----------    --------    -----------
Net increase in net
 assets resulting from
 operations.............  $  443,762 $1,232,418  $2,994,325  $3,090,598 $2,129,250 $1,329,902    $568,483    $11,788,738
                          ========== ==========  ==========  ========== ========== ==========    ========    ===========


                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1996

                      MONEY     HIGH-GRADE                  EQUITY                    EQUITY                  HIGH YIELD
                     MARKET        BOND       BALANCED       INDEX       GROWTH       INCOME    INTERNATIONAL    BOND
                   -----------  -----------  -----------  -----------  -----------  ----------  ------------- ----------
Balances at
January 1, 1996..  $10,812,397  $ 8,977,751  $12,941,393  $14,162,330  $ 9,362,795  $5,417,621   $5,053,032   $      --
Increase
(decrease) in net
assets resulting
from operations:
 Net investment
 income..........      638,781      569,844    1,069,457      377,843      721,664     316,659      284,753       58,623
 Net realized
 gain (loss) on
 investments.....          --        (6,839)     401,321      868,504      934,222     250,669      256,451       10,666
 Net unrealized
 appreciation
 (depreciation)
 of investments..          --      (256,256)     691,602    2,539,435    1,449,121     684,327      420,828       44,297
                   -----------  -----------  -----------  -----------  -----------  ----------   ----------   ----------
Net increase in
net assets
resulting from
operations.......      638,781      306,749    2,162,380    3,785,782    3,105,007   1,251,655      962,032      113,586
Changes from
variable annuity
contract
transactions:
 Transfers of net
 premiums........   10,511,308    1,774,783    2,843,338    5,374,799    4,096,267   2,218,053    2,218,577    1,371,311
 Transfers for
 terminations....   (1,010,844)     (85,829)    (617,555)    (452,158)    (547,857)    (89,349)    (154,927)         (64)
 Transfers for
 annuity
 benefits........          --           --        (3,326)         --           --          --           --           --
 Net transfers
 within Separate
 Account B.......   (3,965,370)    (724,619)    (680,924)         368    1,251,961      39,523    1,212,413    1,260,463
                   -----------  -----------  -----------  -----------  -----------  ----------   ----------   ----------
Net increase in
net assets
derived from
variable annuity
contract
transactions.....    5,535,094      964,335    1,541,533    4,923,009    4,800,371   2,168,227    3,276,063    2,631,710
                   -----------  -----------  -----------  -----------  -----------  ----------   ----------   ----------
Net increase in
net assets.......    6,173,875    1,271,084    3,703,913    8,708,791    7,905,378   3,419,882    4,238,095    2,745,296
                   -----------  -----------  -----------  -----------  -----------  ----------   ----------   ----------
Balances at
December 31,
1996.............  $16,986,272  $10,248,835  $16,645,306  $22,871,121  $17,268,173  $8,837,503   $9,291,127   $2,745,296
                   ===========  ===========  ===========  ===========  ===========  ==========   ==========   ==========
                     SMALL
                    COMPANY
                     GROWTH       TOTAL
                   ----------- -------------
Balances at
January 1, 1996..  $      --   $ 66,727,319
Increase
(decrease) in net
assets resulting
from operations:
 Net investment
 income..........       2,669     4,040,293
 Net realized
 gain (loss) on
 investments.....      64,621     2,779,615
 Net unrealized
 appreciation
 (depreciation)
 of investments..     (25,575)    5,547,779
                   ----------- -------------
Net increase in
net assets
resulting from
operations.......      41,715    12,367,687
Changes from
variable annuity
contract
transactions:
 Transfers of net
 premiums........     743,223    31,151,659
 Transfers for
 terminations....        (123)   (2,958,706)
 Transfers for
 annuity
 benefits........         --         (3,326)
 Net transfers
 within Separate
 Account B.......   1,606,185           --
                   ----------- -------------
Net increase in
net assets
derived from
variable annuity
contract
transactions.....   2,349,285    28,189,627
                   ----------- -------------
Net increase in
net assets.......   2,391,000    40,557,314
                   ----------- -------------
Balances at
December 31,
1996.............  $2,391,000  $107,284,633
                   =========== =============

                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1995

                             MONEY     HIGH-GRADE                 EQUITY                   EQUITY
                            MARKET        BOND      BALANCED       INDEX       GROWTH      INCOME    INTERNATIONAL    TOTAL
                          -----------  ----------  -----------  -----------  ----------  ----------  ------------- -----------
Balances at January 1,
1995....................  $ 6,064,825  $6,459,370  $ 9,542,415  $ 7,062,813  $5,011,936  $3,150,504   $3,265,145   $40,557,008
Increase in net assets
resulting from
operations:
 Net investment income..      443,762     459,315      380,274      289,857     167,308     165,075       41,498     1,947,089
 Net realized gain on
 investments............           --       6,700       67,425      182,570     144,384      22,111       19,085       442,275
 Net unrealized
 appreciation of
 investments............           --     766,403    2,546,626    2,618,171   1,817,558   1,142,716      507,900     9,399,374
                          -----------  ----------  -----------  -----------  ----------  ----------   ----------   -----------
Net increase in net
assets resulting from
operations..............      443,762   1,232,418    2,994,325    3,090,598   2,129,250   1,329,902      568,483    11,788,738
Changes from variable
annuity contract
transactions:
 Transfers of net
 premiums...............    9,557,439     623,112    1,045,702    2,766,760   1,448,375     672,523      867,858    16,981,769
 Transfers for
 terminations...........     (801,670)   (122,891)    (234,624)  (1,148,629)   (103,073)   (105,027)     (84,282)   (2,600,196)
 Net transfers within
 Separate Account B.....   (4,451,959)    785,742     (406,425)   2,390,788     876,307     369,719      435,828            --
                          -----------  ----------  -----------  -----------  ----------  ----------   ----------   -----------
Net increase in net
assets derived from
variable annuity
contract transactions...    4,303,810   1,285,963      404,653    4,008,919   2,221,609     937,215    1,219,404    14,381,573
                          -----------  ----------  -----------  -----------  ----------  ----------   ----------   -----------
Net increase in net
assets..................    4,747,572   2,518,381    3,398,978    7,099,517   4,350,859   2,267,117    1,787,887    26,170,311
                          -----------  ----------  -----------  -----------  ----------  ----------   ----------   -----------
Balances at December 31,
1995....................  $10,812,397  $8,977,751  $12,941,393  $14,162,330  $9,362,795  $5,417,621   $5,053,032   $66,727,319
                          ===========  ==========  ===========  ===========  ==========  ==========   ==========   ===========

                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

1. ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

 First Providian Life and Health Insurance Company Separate Account B (the "Separate Account") is a separate account of First Providian Life and Health Insurance Company ("FPLH"), an indirect, wholly owned subsidiary of Providian Corporation ("Providian"), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account was es-tablished for the purpose of funding variable annuity contracts issued by FPLH.

 On December 28, 1996, Providian executed a Plan and Agreement of Merger and Reorganization (the "Merger Agreement") with AEGON N.V. ("AEGON"), an interna-tional insurance company headquartered in The Hague, The Netherlands. Under the Merger Agreement, Providian's insurance operations, including the opera-tions of FPLH, will merge with a wholly owned subsidiary of AEGON. Providian will be the surviving corporation in the merger and will become a wholly owned subsidiary of AEGON. The merger of Providian's insurance businesses with AEGON is conditioned upon several events, including shareholder and various regula-tory approvals. Providian anticipates that the closing of the transaction will occur in mid-1997. Because consummation of the merger is subject to the above conditions, no representations can be made as to whether, or when, the merger will be completed or as to the possible impact of the merger on the financial position and results of operations of FPLH should the merger occur.

 As of December 31, 1996, the Separate Account has 9 subaccounts which invest exclusively in shares of a corresponding portfolio of the Vanguard Variable Insurance Fund (the "Fund"), an open-end diversified investment company of-fered by The Vanguard Group, Inc. ("Vanguard").

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

1. ACCOUNTING POLICIES (CONTINUED)

 The portfolios available in the Fund are as follows:

  VANGUARD VARIABLE INSURANCE FUND
  Money Market Portfolio
  High-Grade Bond Portfolio
  Balanced Portfolio
  Equity Index Portfolio
  Growth Portfolio
  Equity Income Portfolio
  International Portfolio
  High-Yield Bond Portfolio
  Small Company Growth Portfolio

 The subaccounts corresponding to the High-Yield Bond Portfolio and the Small Company Growth Portfolio were added to the Separate Account on June 3, 1996.

 Each portfolio has different investment objectives and policies as outlined in the prospectus of the Separate Account. There is no assurance that a port-folio will achieve its stated investment objective.

 The contract owner's initial premium is automatically allocated to the Money Market Subaccount until the end of the free look period (typically a minimum of ten days or, for replacement, 20 days). Subsequent to the free look period and a five day grace period, a contract owner may allocate all or a portion of the initial premium and additional premiums, if any, to one or more subaccounts of the Separate Account.

INVESTMENTS

 The Separate Account purchases shares of the Fund at net asset value in con-nection with premium payments allocated to the subaccounts in accordance with contract owners' directions and redeems shares of the Fund to process trans-fers and to meet policy contract obligations. Gains and losses resulting from the redemption of shares are computed on the basis of average cost. Investment transactions are recorded on the trade dates.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

1. ACCOUNTING POLICIES (CONTINUED)

 All dividends and capital gains earned on the portfolios are reinvested in the portfolios and are reflected in the unit values of the subaccounts of the Separate Account.

 Investments in the Fund portfolios are valued at market which is calculated daily on each day the New York Stock Exchange is open for trading. Income and both realized and unrealized gains or losses from assets of each subaccount will be credited to, or charged against, that subaccount without regard to in-come, gains or losses from any other subaccount of the Separate Account or arising out of any other business FPLH may conduct.

 The contract's accumulated value varies with the investment performance of the corresponding portfolios. Investment results are not guaranteed by the Separate Account or FPLH.

 Although the assets in the Separate Account are the property of FPLH, the as-sets in the Separate Account attributable to the contracts cannot be used to discharge the liabilities arising out of any other business which FPLH may conduct. The assets of the Separate Account are available to cover the general liabilities of FPLH only to the extent that the Separate Account's assets ex-ceed its liabilities under the contracts.

2. INVESTMENTS

 The following is a summary of shares and amounts outstanding for each of the respective portfolios as of December 31, 1996 and 1995:

                                                  DECEMBER 31, 1996
                                     -------------------------------------------
PORTFOLIO                                SHARES     NET ASSET VALUE  FAIR VALUE
---------                            -------------- --------------- ------------
Money Market........................ 16,979,591.191     $ 1.00      $ 16,979,591
High-Grade Bond.....................    983,064.587      10.43        10,253,364
Balanced............................  1,109,732.540      15.01        16,657,085
Equity Index........................  1,170,093.530      19.55        22,875,329
Growth..............................    976,647.283      17.69        17,276,890
Equity Income.......................    605,539.909      14.60         8,840,883
International.......................    729,622.842      12.74         9,295,395
High Yield Bond.....................    265,808.560      10.33         2,745,802
Small Company Growth................    246,313.599       9.71         2,391,705
                                                                    ------------
                                                                    $107,316,044
                                                                    ============

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

2. INVESTMENTS

                                                  DECEMBER 31, 1995
                                      ------------------------------------------
PORTFOLIO                                 SHARES     NET ASSET VALUE FAIR VALUE
---------                             -------------- --------------- -----------
Money Market......................... 10,799,962.550      $1.00      $10,799,963
High-Grade Bond......................    835,577.655      10.75        8,982,460
Balanced.............................    929,958.708      13.95       12,972,924
Equity Index.........................    868,879.713      16.30       14,162,739
Growth...............................    638,511.750      14.67        9,366,967
Equity Income........................    419,741.636      12.91        5,418,865
International........................    438,058.080      11.54        5,055,190
                                                                     -----------
                                                                     $66,759,108
                                                                     ===========

 The aggregate cost of shares purchased during the years ended December 31, 1996 and 1995 for each of the respective portfolios is as follows:

                                                            1996        1995
                                                         ----------- -----------
   Money Market......................................... $19,420,627 $13,542,581
   High-Grade Bond......................................   3,335,200   2,574,128
   Balanced.............................................   4,914,940   2,647,595
   Equity Index.........................................   9,918,289   6,130,767
   Growth...............................................   9,785,079   3,613,826
   Equity Income........................................   3,743,104   1,582,574
   International........................................   6,160,156   2,060,212
   High Yield Bond......................................   3,458,971         --
   Small Company Growth.................................   3,039,296         --
                                                         ----------- -----------
                                                         $63,775,662 $32,151,683
                                                         =========== ===========

3. FEDERAL INCOME TAXES

 Operations of the Separate Account are included in the federal income tax re-turn of FPLH, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Sepa-rate Account.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

4. ADVISORY AND SERVICE FEES

 Vanguard furnishes corporate management, administrative, marketing and dis-tribution services. Additionally, Vanguard furnishes investment advisory serv-ices to certain Fund portfolios. The net asset value of the portfolios is net of the advisory and service fees.

5. EXPENSES

 An annual charge is deducted from the unit values of the subaccounts of the Separate Account for FPLH's assumption of certain mortality and expense risks incurred in connection with the contract and for the cost of administering the contract. It is assessed daily based on the Fund's combined net assets attrib-utable to the Separate Account and Separate Account IV of Providian Life and Health Insurance Company ("PLH"), an affiliate of FPLH. For the year ended De-cember 31, 1995 and through April 29, 1996, the annual rate on the first $500 million of combined net assets in the Fund was .45% and was .40% on the next $250 million of combined net assets in the Fund. This charge was reduced in various increments to .30% on combined net assets in the Fund in excess of $1.5 billion. Effective April 30, 1996, the annual rate changed to .375% on the first $1.5 billion of combined net assets in the Fund and is reduced to
 .30% of combined net assets in the Fund in excess of $1.5 billion.

 For the years ended December 31, 1996 and 1995, the effective annual rate for this mortality and expense charge was .37% and .41%, respectively, and the to-tal charge was $319,868 and $213,800, respectively.

 In addition, an annual administrative charge of .10% is deducted from the unit value of the subaccounts of the Separate Account. This charge is assessed daily by Vanguard based on the Fund's net assets attributable to the Separate Account and Separate Account IV of PLH. Additionally, an annual maintenance fee of $25 per contract is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is deducted proportionately from the contract's accumulated value. These deductions represent reimbursement to Vanguard for the costs ex-pected to be incurred for issuing and maintaining each contract and the Sepa-rate Account. The total of these costs for the years ended December 31, 1996 and 1995 was $66,197 and $43,884, respectively.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

6. CONTRACT OWNER TRANSACTIONS

 Transactions with contract owners during 1996 and 1995 and end of period val-ues for each of the respective subaccounts were as follows:

                                                    1996             1995
                                              ----------------  ---------------
MONEY MARKET
Outstanding units at beginning of period.....    9,080,164.861    5,365,112.677
Issuance of units............................   15,271,388.654   11,293,277.973
Redemption of units..........................  (10,761,753.282)  (7,578,225.789)
                                              ----------------  ---------------
Outstanding units at end of period...........   13,589,800.233    9,080,164.861
                                              ================  ===============
End of year:
  Unit value................................. $       1.249928  $      1.190771
                                              ================  ===============
  Subaccount value........................... $     16,986,272  $    10,812,397
                                              ================  ===============
HIGH-GRADE BOND
Outstanding units at beginning of period.....      621,861.498      525,581.016
Issuance of units............................      189,611.380      155,137.754
Redemption of units..........................     (122,787.595)     (58,857.272)
                                              ----------------  ---------------
Outstanding units at end of period...........      688,685.283      621,861.498
                                              ================  ===============
End of year:
  Unit value................................. $      14.881740  $     14.436898
                                              ================  ===============
  Subaccount value........................... $     10,248,835  $     8,977,751
                                              ================  ===============
BALANCED
Outstanding units at beginning of period.....      766,458.776      744,654.789
Issuance of units............................      211,350.350      148,578.615
Redemption of units..........................     (125,599.689)    (126,774.628)
                                              ----------------  ---------------
Outstanding units at end of period...........      852,209.437      766,458.776
                                              ================  ===============
End of year:
  Unit value................................. $      19.531943  $     16.884656
                                              ================  ===============
  Subaccount value........................... $     16,645,306  $    12,941,393
                                              ================  ===============

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                        1996           1995
                                                    -------------  ------------
EQUITY INDEX
Outstanding units at beginning of period...........   783,606.794   534,100.758
Issuance of units..................................   474,338.097   371,612.565
Redemption of units................................  (222,981.400) (122,106.529)
                                                    -------------  ------------
Outstanding units at end of period................. 1,034,963.491   783,606.794
                                                    =============  ============
End of year:
  Unit value....................................... $   22.098481  $  18.073261
                                                    =============  ============
  Subaccount value................................. $  22,871,121  $ 14,162,330
                                                    =============  ============
GROWTH
Outstanding units at beginning of period...........   620,485.748   457,117.267
Issuance of units..................................   526,957.808   259,477.239
Redemption of units................................  (241,303.438)  (96,108.758)
                                                    -------------  ------------
Outstanding units at end of period.................   906,140.118   620,485.748
                                                    =============  ============
End of year:
  Unit value....................................... $   19.056846  $  15.089461
                                                    =============  ============
  Subaccount value................................. $  17,268,173  $  9,362,795
                                                    =============  ============
EQUITY INCOME
Outstanding units at beginning of period...........   380,466.275   305,755.616
Issuance of units..................................   225,146.289   114,148.908
Redemption of units................................   (80,206.927)  (39,438.249)
                                                    -------------  ------------
Outstanding units at end of period.................   525,405.637   380,466.275
                                                    =============  ============
End of year:
  Unit value....................................... $   16.820343  $  14.239424
                                                    =============  ============
  Subaccount value................................. $   8,837,503  $  5,417,621
                                                    =============  ============

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                        1996           1995
                                                    -------------  ------------
INTERNATIONAL
Outstanding units at beginning of period...........   432,692.144   322,389.639
Issuance of units..................................   467,326.158   185,181.525
Redemption of units................................  (202,447.200)  (74,879.020)
                                                    -------------  ------------
Outstanding units at end of period.................   697,571.102   432,692.144
                                                    =============  ============
End of year:
  Unit value....................................... $   13.319255  $  11.678122
                                                    =============  ============
  Subaccount value................................. $   9,291,127  $  5,053,032
                                                    =============  ============
HIGH YIELD BOND
Outstanding units at beginning of period                      --            --
Issuance of units..................................   324,832.566           --
Redemption of units................................   (72,293.668)          --
                                                    -------------  ------------
Outstanding units at end of period.................   252,538.898           --
                                                    =============  ============
End of year:
  Unit value....................................... $   10.870783  $        --
                                                    =============  ============
  Subaccount value................................. $   2,745,296  $        --
                                                    =============  ============
SMALL COMPANY GROWTH
Outstanding units at beginning of period...........           --            --
Issuance of units..................................   317,488.323           --
Redemption of units................................   (71,626.120)          --
                                                    -------------  ------------
Outstanding units at end of period.................   245,862.203           --
                                                    =============  ============
End of year:
  Unit value....................................... $    9.724958  $        --
                                                    =============  ============
  Subaccount value................................. $   2,391,000  $        --
                                                    =============  ============

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


7. NET ASSETS

 Net assets at December 31, 1996 for each of the respective subaccounts are summarized in the following tables:

                             MONEY        HIGH-                   EQUITY
                            MARKET     GRADE BOND    BALANCED      INDEX        GROWTH
                          ----------- ------------- ----------- -----------  ------------
Contract owner
 transactions...........  $15,616,629  $ 8,720,379  $11,145,097 $15,647,379  $ 11,827,523
Accumulated net
 investment income......    1,369,643    1,429,586    2,070,496     922,377       915,708
Accumulated net realized
 gain
 (loss) on investments..          --      (102,347)     494,378   1,100,451     1,071,667
Net unrealized
 appreciation
 on investments.........          --       201,217    2,935,335   5,200,914     3,453,275
                          -----------  -----------  ----------- -----------  ------------
                          $16,986,272  $10,248,835  $16,645,306 $22,871,121  $ 17,268,173
                          ===========  ===========  =========== ===========  ============
                                                                   SMALL
                            EQUITY                  HIGH YIELD    COMPANY
                            INCOME    INTERNATIONAL    BOND       GROWTH        TOTAL
                          ----------- ------------- ----------- -----------  ------------
Contract owner
 transactions...........  $ 6,292,271  $ 7,777,801  $ 2,631,710 $ 2,349,285  $ 82,008,074
Accumulated net
 investment income......      637,909      334,588       58,623       2,669     7,741,599
Accumulated net realized
 gain
 on investments.........      240,760      289,332       10,666      64,621     3,169,528
Net unrealized
 appreciation
 (depreciation) on
 investments............    1,666,563      889,406       44,297     (25,575)   14,365,432
                          -----------  -----------  ----------- -----------  ------------
                          $ 8,837,503  $ 9,291,127  $ 2,745,296 $ 2,391,000  $107,284,633
                          ===========  ===========  =========== ===========  ============

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                        FIRST PROVIDIAN LIFE AND HEALTH
                               INSURANCE COMPANY

                     YEARS ENDED DECEMBER 31, 1996 AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1996 AND 1995

                                    CONTENTS

Report of Independent Auditors..............................................   1
Audited Financial Statements
Balance Sheets (Statutory-Basis)............................................   2
Statements of Operations (Statutory-Basis)..................................   3
Statements of Changes in Capital and Surplus (Statutory-Basis)..............   4
Statements of Cash Flows (Statutory-Basis)..................................   5
Notes to Financial Statements...............................................   6

                        REPORT OF INDEPENDENT AUDITORS

Board of Directors
First Providian Life and Health Insurance Company

 We have audited the accompanying statutory-basis balance sheets of First Providian Life and Health Insurance Company as of December 31, 1996 and 1995, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial state-ments are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

 As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably de-terminable but are presumed to be material.

 In our opinion, because of the effects of the matter described in the preced-ing paragraph, the financial statements referred to above do not present fair-ly, in conformity with generally accepted accounting principles, the financial position of First Providian Life and Health Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for the years then ended.

 Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Providian Life and Health Insurance Company at December 31, 1996 and 1995, and the re-sults of its operations and its cash flows for the years then ended, in con-formity with accounting practices prescribed or permitted by the New York De-partment of Insurance.

                                          /s/ Ernst & Young LLP

Louisville, Kentucky
April 25, 1997

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                        BALANCE SHEETS (STATUTORY-BASIS)

                                                             DECEMBER 31
                                                      -------------------------
                                                          1996         1995
                                                      ------------ ------------
ADMITTED ASSETS
Cash and invested assets:
  Bonds.............................................. $202,816,142 $191,710,780
  Preferred stocks...................................    1,820,130    1,599,164
  Policy loans.......................................    2,161,098    2,007,632
  Cash and shortterm investments.....................    2,722,574   11,873,445
  Other invested assets..............................       61,009          --
                                                      ------------ ------------
Total cash and invested assets.......................  209,580,953  207,191,021
Deferred and uncollected premiums....................    3,088,869    3,225,228
Accrued investment income............................    3,548,020    2,873,293
Amounts due from affiliates..........................      360,620      992,996
Other admitted assets................................      158,590      218,292
Separate account assets..............................  107,317,797   66,759,108
                                                      ------------ ------------
Total admitted assets................................ $324,054,849 $281,259,938
                                                      ============ ============
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Aggregate policy reserves.......................... $115,759,093 $121,170,215
  Policy and contract claims.........................    2,666,897    2,388,452
  Premiums received in advance.......................      295,034      342,612
  Accrued commissions, general expenses and taxes....      378,021      358,355
  Amounts due to affiliates..........................       35,309    1,215,793
  Asset valuation reserve............................    2,029,494    1,703,042
  Interest maintenance reserve.......................    8,822,157    9,587,138
  Other liabilities..................................    1,824,673      791,487
  Separate account liabilities.......................  107,317,797   66,759,108
                                                      ------------ ------------
Total liabilities....................................  239,128,475  204,316,202
Capital and surplus:
  Capital stock, $2 par value, 1,000,000 shares
   authorized,
   issued and outstanding............................    2,000,000    2,000,000
  Paid-in surplus....................................   10,485,844   10,485,844
  Special surplus fund...............................    1,473,034    1,357,319
  Unassigned surplus.................................   70,967,496   63,100,573
                                                      ------------ ------------
Total capital and surplus............................   84,926,374   76,943,736
                                                      ------------ ------------
Total liabilities and capital and surplus............ $324,054,849 $281,259,938
                                                      ============ ============

                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS (STATUTORY-BASIS)

                                                       YEAR ENDED DECEMBER 31
                                                       ------------------------
                                                          1996         1995
                                                       -----------  -----------
Revenues:
  Premiums earned:
    Life and annuity.................................  $12,170,934  $12,372,922
    Accident and health..............................    5,135,923    5,832,507
  Annuity deposit funds..............................   30,982,346   17,120,829
  Net investment income..............................   15,632,095   15,717,675
  Commissions and expense allowances on reinsurance
   ceded.............................................      394,923      377,609
  Amortization of interest maintenance reserve.......      423,319      416,590
  Other income.......................................           21          --
                                                       -----------  -----------
                                                        64,739,561   51,838,132
Benefits and expenses:
  Accident and health, life and other benefits.......   24,544,627   32,303,968
  Decrease in aggregate policy reserves..............   (5,411,122) (11,906,293)
  Interest on reinsurance reserves...................      191,948      141,441
  Commissions........................................       77,336       44,486
  General insurance expenses.........................    4,546,942    3,746,966
  Insurance taxes, licenses, and fees................      692,100      888,802
  Net transfers to separate accounts.................   27,869,760   14,167,774
                                                       -----------  -----------
                                                        52,511,591   39,387,144
                                                       -----------  -----------
Net gain from operations before federal income taxes.   12,227,970   12,450,988
Federal income tax expense...........................    4,414,000    4,559,235
                                                       -----------  -----------
Net gain from operations.............................    7,813,970    7,891,753
Net realized capital gains/(losses), net of income
 taxes (1996--($174,000),
 1995--($95,973)), and excluding losses transferred
 to the interest
 maintenance reserve (1996--($341,664), 1995--
 ($16,497))..........................................       (9,975)      87,090
                                                       -----------  -----------
Net income...........................................  $ 7,803,995  $ 7,978,843
                                                       ===========  ===========


                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS)

                                                          SPECIAL
                                   CAPITAL     PAID-IN    SURPLUS   UNASSIGNED
                                    STOCK      SURPLUS      FUND      SURPLUS
                                  ---------- ----------- ---------- -----------
Balances, January 1, 1995.......  $2,000,000 $10,485,844 $1,285,200 $55,238,891
Net income......................         --          --         --    7,978,843
Change in net unrealized gains
 on investments.................         --          --         --       54,651
Change in reserves due to change
 in valuation basis.............         --          --         --      131,831
(Increase) decrease in
 nonadmitted assets and related
 items..........................         --          --      72,119     (65,305)
Increase in asset valuation
 reserve........................         --          --         --     (238,338)
                                  ---------- ----------- ---------- -----------
Balances, December 31, 1995.....   2,000,000  10,485,844  1,357,319  63,100,573
Net income......................         --          --         --    7,803,995
Change in net unrealized gains
 on investments.................         --          --         --       26,057
Prior year federal income tax
 adjustment.....................         --          --         --      446,132
(Increase) decrease in
 nonadmitted assets and related
 items..........................         --          --     115,715     (82,809)
Increase in asset valuation
 reserve........................         --          --         --     (326,452)
                                  ---------- ----------- ---------- -----------
Balances, December 31, 1996.....  $2,000,000 $10,485,844 $1,473,034 $70,967,496
                                  ========== =========== ========== ===========


                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                 STATEMENTS OF CASH AND FLOWS (STATUTORY-BASIS)

                                                      YEAR ENDED DECEMBER 31
                                                     -------------------------
                                                        1996          1995
                                                     -----------  ------------
Cash and short-term investments provided:
 Operations:
  Premiums and annuity fund deposits................ $48,426,473  $ 35,413,986
  Net investment income received....................  15,504,168    16,280,847
  Allowances on reinsurance ceded and other income
   received.........................................     394,944       377,609
                                                     -----------  ------------
                                                      64,325,585    52,072,442
  Benefits paid.....................................  24,265,630    32,574,937
  Commissions, expenses and taxes paid..............   9,405,504     9,075,459
  Net increase in policy loans......................     153,466       109,912
  Net transfers to separate accounts................  27,910,962    14,174,868
                                                     -----------  ------------
                                                      61,735,562    55,935,176
                                                     -----------  ------------
 Total cash provided (applied) by operations........   2,590,023    (3,862,734)
 Investments sold, matured, or repaid...............  73,171,482   116,523,787
 Other cash provided:
  Receivable from affiliates........................         --         46,820
  Investment payables...............................     402,490           --
  Other items.......................................     829,867       257,157
                                                     -----------  ------------
 Total other cash provided..........................   1,232,357       303,977
                                                     -----------  ------------
Total cash and short-term investments provided......  76,993,862   112,965,030
Cash and shortterm investments applied:
 Investments acquired...............................  85,301,194   109,277,115
 Other cash applied:
  Payable to affiliates.............................     548,108           --
  Other items.......................................     295,431        77,125
                                                     -----------  ------------
 Total other cash applied...........................     843,539        77,125
                                                     -----------  ------------
Total cash and short-term investments applied.......  86,144,733   109,354,240
                                                     -----------  ------------
Increase (decrease) in cash and short-term
 investments........................................  (9,150,871)    3,610,790
Cash and short-term investments:
 Beginning of year..................................  11,873,445     8,262,655
                                                     -----------  ------------
 End of year........................................ $ 2,722,574  $ 11,873,445
                                                     ===========  ============

                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES

ORGANIZATION

 First Providian Life and Health Insurance Company (FPLH) is domiciled in New York and is a wholly owned subsidiary of Veterans Life Insurance Company
(VLIC), a wholly owned subsidiary of Providian Life and Health Insurance Com-pany (PLH). PLH is owned by Commonwealth Life Insurance Company (CLICO) 61%, Capital Liberty, L.P. (CLLP) 20%, Peoples Security Life Insurance Company
(PSI) 15%, and Providian Corporation (Providian) 4%. Providian is the ultimate parent of CLICO, CLLP, and PSI.

 On December 28, 1996, Providian executed a Plan and Agreement of Merger and Reorganization (the Merger Agreement) with AEGON N.V. (AEGON), an interna-tional insurance company headquartered in The Hague, The Netherlands. Under the Merger Agreement, Providian's insurance operations, including the opera-tions of FPLH, will merge with a wholly owned subsidiary of AEGON. Providian will be the surviving corporation in the merger and will become a wholly owned subsidiary of AEGON. The merger of Providian's insurance businesses with AEGON is conditioned upon several events, including shareholder and various regula-tory approvals. Providian anticipates that the closing of the transaction will occur in mid-1997. Because consummation of the merger is subject to the above conditions, no representations can be made as to whether, or when, the merger will be completed or as to the possible impact of the merger on the financial position and results of operations of FPLH should the merger occur.

NATURE OF OPERATIONS

 FPLH sells and services life and accident and health insurance products, pri-marily utilizing direct response methods, such as television, telephone and mail to reach low to middle-income households nationwide. FPLH also sells and services individual accumulation products, primarily utilizing financial plan-ners, stock brokerage firms and a mutual fund.

MANAGEMENT'S ESTIMATES

 The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

information becomes known, which could impact the amounts reported and disclosed herein.

BASIS OF PRESENTATION

 The accompanying financial statements of FPLH have been prepared in accor-dance with the accounting practices prescribed or permitted by the New York Department of Insurance. Such practices vary from generally accepted account-ing principles (GAAP). The more significant variances from GAAP are as fol-lows:

   Investments

   Investments in bonds are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed invest-ments are reported at amortized cost, and the remaining fixed maturity in-vestments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a sep-arate component of shareholders' equity for those designated as available-for-sale.

   Fair values of investments in bonds and preferred stocks are generally based on values specified by the Securities Valuation Office (SVO) of the NAIC, rather than on values provided by outside broker confirmations or in-ternally calculated estimates. However, for certain investments, the NAIC does not provide a value and FPLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, quoted fair values provided by outside broker confirmations or internally calculated esti-mates. Changes between cost and admitted asset investment amounts are cred-ited or charged directly to unassigned surplus rather than to a separate surplus account.

   Under a formula prescribed by the NAIC, FPLH defers the portion of real-ized capital gains and losses attributable to changes in the general level of interest rates on sales of certain liabilities and fixed income invest-ments, principally bonds, and amortizes such deferrals into income on a straight-line basis over the remaining period to maturity based on group-ings of individual liabilities or investments sold. The net accumulated un-amortized balance of such deferrals is reported as an "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized gains and losses are reported in income net of tax and transfers to the IMR. The "as-set valuation reserve" (AVR) is also determined by a NAIC prescribed for-mula and is reported as a liability rather than

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

  a valuation allowance. The AVR represents a provision for possible fluctua-tions in the value of bonds and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. Under GAAP, real-ized gains and losses are reported in the income statement on a pretax ba-sis in the period that the asset giving rise to the gain or loss is sold and direct write-downs are recorded (or valuation allowances are provided, where appropriate under GAAP) when there has been a decline in value deemed to be other than temporary, in which case, write-downs (or provisions) for such declines are charged to income.

   Policy Acquisition Costs

   Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the ex-tent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For uni-versal life insurance and investment-type contracts, to the extent recover-able from future gross profits, deferred policy acquisition costs are amor-tized generally in proportion to the present value of expected gross prof-its from surrender charges and investment, mortality and expense margins.

   Nonadmitted Assets

   Certain assets designated as "nonadmitted," principally agents' debit bal-ances and furniture and equipment, are excluded from the balance sheets and are charged directly to unassigned surplus.

   Premiums

   Revenues for universal life policies and investment-type contracts consist of the entire premium received and benefits represent the death benefits paid, surrenders and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   Benefit Reserves

   Certain policy reserves are calculated using prescribed interest and mor-tality assumptions rather than on estimated expected experience and actual account balances as is required under GAAP.

   Income Taxes

   Deferred income taxes are not provided for differences between the finan-cial statement and the tax bases of assets and liabilities.

   The effects of the foregoing variances from GAAP on the accompanying stat-utory-basis financial statements have not been determined, but are presumed to be material.

   Other significant accounting policies followed in preparing the accompany-ing statutory-basis financial statements are as follows:

     Investments

     Bonds, preferred stocks, policy loans and short-term investments are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans are stated at amortized cost using the constant effective yield method.

     Loan-backed bonds and structured securities are valued at amortized cost using the interest method. Anticipated prepayments are considered when determining the amortization of related discounts or premiums. Prepayment assumptions are obtained from dealer survey values or inter-nal estimates and are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value such securities.

     Preferred stocks are reported at fair value as determined by the SVO of the NAIC.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

     Policy loans are carried at the aggregate unpaid balance.

     Short-term investments include investments with maturities of less than one year at the date of acquisition. Short-term investments are carried at amortized cost.

   Bond and other loan interest is credited to income as it accrues. For se-curities, FPLH follows the guidelines of the NAIC for each security on an individual basis in determining the admitted or nonadmitted status of ac-crued income amounts. There was no interest on securities excluded from in-vestment income at December 31, 1996 and 1995.

   Net income includes realized gains and losses on investments sold, net of tax and transfers to the IMR. The cost of investments sold is determined on a first-in, first-out basis.

   Separate Accounts

   Separate account assets and liabilities reported in the accompanying stat-utory-basis financial statements represent funds that are separately admin-istered, principally for annuity contracts, and for which the contract holder, rather than FPLH, bears the investment risk. Separate account con-tract holders have no claim against the assets of the general account of FPLH. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder depos-its are included in net transfers to separate accounts in the accompanying statements of operations.

   Policy Reserves

   Unearned premiums represent the portion of premiums written which are ap-plicable to the unexpired terms of accident and health policies in force, calculated principally by the application of monthly pro rata fractions. Liabilities for unearned premiums are included in aggregate policy re-serves.

   FPLH waives deduction of deferred fractional premiums upon death of insureds. FPLH's policy is to return any portion of the final premium be-yond the date of death. Surrender values are not promised in excess of the legally computed reserves.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Mean reserves are determined by computing the regular mean reserve for the plan at the issued age and hold-ing in addition one-half of the extra premium charged for the year.

   The tabular interest has been determined from the basic data for the cal-culation of policy reserves. The tabular less actual reserve released and the tabular cost have been determined by formula as described in the NAIC instructions.

   Liabilities for Policy and Contract Claims

   Liabilities for policy and contract claims, principally related to acci-dent and health policies, include amounts determined in accordance with standard actuarial practice and statutory regulation. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the liabilities for policy and contract claims are adequate. The meth-ods of making such estimates and establishing the resulting liabilities are continually reviewed and updated, and any adjustments resulting therefrom are reflected in current earnings.

   Premiums, Benefits and Expenses

   For individual and most group life policies, premiums are reported as earned on the policy/certificate anniversary. For individual and group an-nuities, premiums and annuity fund deposits are recorded as earned when collected. For individual and group accident and health policies, premiums are recorded as earned on a pro rata basis over the coverage period for which the premiums were collected or due. Benefit claims (including an es-timated provision for claims incurred but not reported), policy reserve changes and expenses are charged to income as incurred.

   Reinsurance

   Reinsurance premiums, benefits and expenses are accounted for in a manner consistent with that used in accounting for original policies issued and the terms of reinsurance contracts. Premiums, benefits, expenses and aggre-gate policy reserves are recorded net of reinsured amounts.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   Permitted Statutory Accounting Practices

   FPLH's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Depart-ment of Insurance. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a va-riety of publications of the NAIC. "Permitted" statutory accounting prac-tices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to com-pany within a state, and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that FPLH uses to prepare its statutory-basis financial statements. The ef-fect of any such changes on FPLH's statutory surplus cannot be determined at this time and could be material.

RECLASSIFICATIONS

 Certain reclassifications have been made to the prior year financial state-ments to conform with the current year presentation.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

2. INVESTMENTS

 The tables below contain amortized cost (carrying value or statement value) and fair value information on bonds.

                                                    GROSS      GROSS
                                        AMORTIZED UNREALIZED UNREALIZED   FAIR
                                          COST      GAINS      LOSSES    VALUE
                                        --------- ---------- ---------- --------
                                                     (IN THOUSANDS)
   DECEMBER 31, 1996
   U.S. government obligations......... $ 30,055   $    66      $ 26    $ 30,095
   States and political subdivisions...    5,094       406       --        5,500
   Corporate and other.................  125,377     4,446       959     128,864
   Foreign corporate*..................    5,556       --        --        5,556
   Asset-backed........................    2,825       --        --        2,825
   Mortgage-backed.....................   33,909       --        --       33,909
                                        --------   -------      ----    --------
                                        $202,816   $ 4,918      $985    $206,749
                                        ========   =======      ====    ========
   DECEMBER 31, 1995
   U.S. government obligations......... $ 39,767   $ 2,109      $--     $ 41,876
   States and political subdivisions...    5,393       603       --        5,996
   Corporate and other.................  109,735     8,718       209     118,244
   Mortgage-backed.....................   36,816       --        --       36,816
                                        --------   -------      ----    --------
                                        $191,711   $11,430      $209    $202,932
                                        ========   =======      ====    ========

--------
* Substantially all are U.S. dollar denominated.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

2. INVESTMENTS (CONTINUED)

 The amortized cost and fair value of bonds at December 31, 1996, by contrac-tual maturity, are shown below. Actual maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay ob-ligations, sometimes without call or prepayment penalties.

                                                             AMORTIZED   FAIR
                                                               COST     VALUE
                                                             --------- --------
                                                               (IN THOUSANDS)
     Due in one year or less................................ $ 11,846  $ 11,850
     Due after one year through five years..................   16,933    17,152
     Due after five years through ten years.................   61,086    61,045
     Due after ten years....................................   76,217    79,968
                                                             --------  --------
                                                              166,082   170,015
     Asset-backed securities................................    2,825     2,825
     Mortgage-backed securities.............................   33,909    33,909
                                                             --------  --------
                                                             $202,816  $206,749
                                                             ========  ========

 Proceeds during 1996 and 1995 from sales, maturities and calls of bonds were $73,171,000 and $116,526,000, respectively. Gross gains of $170,000 and
$1,127,000 and gross losses of $696,000 and $1,150,000 in 1996 and 1995, re-
spectively, were realized on those sales.

 The cost of preferred stocks of unaffiliated companies was $1,739,000 and $1,545,000 at December 31, 1996 and 1995, respectively, and the related fair value was $1,820,000 and $1,599,000 at December 31, 1996 and 1995, respective-ly. The differences between cost and statement value of $81,000 and $54,000 at December 31, 1996 and 1995, respectively, were credited directly to unassigned surplus as of those dates and did not affect net income.

 Included in investments are securities having statement values of $1,643,000 at December 31, 1996 which were on deposit with various state insurance de-partments to satisfy regulatory requirements.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

2. INVESTMENTS (CONTINUED)

CONCENTRATIONS OF CREDIT RISK

 FPLH limits credit risk by diversifying its investment portfolio among public and private placement bonds and preferred stocks. It further diversifies these portfolios between and within industry sectors, by geography and by property type. Credit risk is also limited by maintaining stringent underwriting stan-dards and purchasing insurance protection in certain cases. In addition, FPLH establishes credit approval processes, credit limits and monitoring procedures on an individual counterparty basis. As a result, management believes that significant concentrations of credit risk do not exist.

3. FEDERAL INCOME TAXES

 FPLH is included in the life-nonlife consolidated federal income tax return filed by PLH. Under a written agreement, FPLH and its affiliates allocate the federal income tax liability among the members of the consolidated return group in the ratio that each member's separate return tax liability, or bene-fit from a net operating loss, for the year bears to the consolidated tax lia-bility. The final settlement under this agreement is made after the annual filing of the consolidated U.S. Corporate Income Tax Return.

 Reported income tax expense differs from income tax expense that would result from applying rates to pretax income primarily due to differences in the stat-utory and tax treatment of certain investments and deferred policy acquisition costs.

 Included in the statement of capital and surplus are certain adjustments in-creasing surplus by $446,132 at December 31, 1996 relating to tax accrual ad-justments applicable to the 1995 tax year.

 At December 31, 1996, accumulated earnings of FPLH for federal income tax purposes included $1,630,514 of "Policyholders' Surplus," a special memorandum tax account. This memorandum account balance has not been currently taxed, but income taxes computed at current rates will become payable if this surplus is distributed. Provisions of the Deficit Reduction Act of 1984 (the Act) do not permit further additions to the Policyholders' Surplus account. "Shareholders' Surplus" is also a special memorandum tax account, and generally represents an accumulation of taxable income (net of tax thereon) plus the dividends-re-ceived deduction, tax-exempt interest, and certain other special deductions as provided by the Act. At December 31, 1996, the balance in the

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

3. FEDERAL INCOME TAXES (CONTINUED)

Shareholders' Surplus account amounted to approximately $80,976,000. There is no present intention to make distributions in excess of Shareholders' Surplus.

4. RELATED PARTY TRANSACTIONS

REINSURANCE CEDED TO AFFILIATES

 FPLH is a party to a reinsurance agreement with VLIC whereby FPLH cedes a pro rata portion of accident and health policies according to issue dates. Rein-surance ceded to VLIC has reduced net gain from operations before federal in-come taxes by $600,000 in both 1996 and 1995.

OTHER AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

 FPLH entered into an agreement effective January 1, 1992 with PLH for the performance of administrative services, management support services and mar-keting services for FPLH. PLH, as compensation, receives an amount equal to the actual cost of providing these services. Amounts paid to PLH for these services were $2,200,000 in 1996 and $2,800,000 in 1995.

 FPLH entered into a revolving credit note with Providian on September 3, 1996, whereby FPLH can borrow from Providian up to $1,000,000. Interest is computed monthly at a rate designated in the note. No borrowings were made during the year under this arrangement.

 On November 1, 1996, FPLH entered into a revolving credit note with PLH whereby FPLH can borrow from PLH up to $5,000,000. This note is a demand note expiring November 1, 1997 with interest payable at the prime rate. No borrowings were made during the year under this arrangement.

 FPLH participates in various benefit plans sponsored by Providian and the re-lated costs allocated to FPLH are not significant.

 Providian provides general management, advisory, legal and other general services to FPLH. Providian Capital Management, Inc. (PCM), an affiliate, pro-vides investment management services to FPLH along with marketing and adminis-trative services for FPLH's accumulation business.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. REINSURANCE

 Certain premiums and benefits are ceded to nonaffiliated insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide FPLH with increased capacity to write larger risks.

 FPLH's ceded reinsurance agreements with affiliated and nonaffiliated insur-ance companies have reduced (increased) certain items in the accompanying fi-nancial statements by the following amounts:

                                                                1996     1995
                                                               -------  -------
                                                               (IN THOUSANDS)
     Benefits paid or provided................................ $   804  $   884
     Commission and expense allowances on reinsurance ceded...    (395)    (378)
     Interest on reinsurance reserves.........................    (192)    (141)
     Policy and contract claims*..............................      44       45
     Unearned premium reserves*...............................       1        2
     Aggregate policy reserves*...............................      13       13
     Premiums received in advance*............................       1        1

--------
*At year end

 For long-duration contracts, the effect of reinsurance on life and annuity premiums earned in 1996 and 1995 was as follows:

                                                                1996      1995
                                                              PREMIUMS  PREMIUMS
                                                               EARNED    EARNED
                                                              --------  --------
                                                               (IN THOUSANDS)
     Direct.................................................. $12,194   $12,398
     Ceded...................................................     (23)      (25)
                                                              -------   -------
       Net................................................... $12,171   $12,373
                                                              =======   =======

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. REINSURANCE (CONTINUED)

 For short-duration contracts, the effect of reinsurance on accident and health premiums written and earned in 1996 and 1995 was as follows:

                                                  1996              1995
                                                PREMIUMS          PREMIUMS
                                             ----------------  ----------------
                                             WRITTEN  EARNED   WRITTEN  EARNED
                                             -------  -------  -------  -------
                                                     (IN THOUSANDS)
     Direct................................. $ 6,671  $ 6,671  $ 7,571  $ 7,571
     Ceded..................................  (1,535)  (1,535)  (1,738)  (1,738)
                                             -------  -------  -------  -------
       Net.................................. $ 5,136  $ 5,136  $ 5,833  $ 5,833
                                             =======  =======  =======  =======

 Amounts payable or recoverable for reinsurance on paid or unpaid life and health claims are not subject to periodic or maximum limits. At December 31, 1996, FPLH reinsurance recoverables are not material and no individual rein-surer owed FPLH an amount equal to or greater than 3% of FPLH's surplus.

 FPLH remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

6. ANNUITY RESERVES

 The withdrawal provisions of FPLH's annuity reserves at December 31, 1996 are summarized as follows:

                                                              AMOUNT   PERCENT
                                                             --------  -------
                                                              (IN THOUSANDS)
   Subject to discretionary withdrawal at market value...... $107,285   58.3%
   Subject to discretionary withdrawal at book value less
    surrender charge........................................   35,221   19.1%
   Subject to discretionary withdrawal (without adjustment)
    at book value with minimal or no charge or adjustment...   38,200   20.7%
   Not subject to discretionary withdrawal..................    3,460    1.9%
                                                             --------  ------
     Total annuity reserves before reinsurance..............  184,166  100.0%
                                                                       ======
   Less reinsurance.........................................      --
                                                             --------
     Net annuity reserves................................... $184,166*
                                                             ========

--------
* Includes $107,285,000 of annuities reported in FPLH's separate account lia-bilities.
 See first caption above.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

7. SEPARATE ACCOUNTS

 Separate accounts held by FPLH represent funds held for individual policy-holders. The separate accounts do not have any minimum guarantees and the in-vestment risks associated with market value changes are borne entirely by the policyholder. Information regarding the separate accounts of FPLH as of and for the year ended December 31, 1996 is as follows (in thousands):

       Premiums, deposits and other considerations.................... $ 30,982
                                                                       ========
       Separate account liabilities*.................................. $107,285
                                                                       ========

--------
* Separate account liabilities are exclusive of $33,000 which represents amounts due to the general account as of December 31, 1996.

 FPLH's nonguaranteed separate account liabilities ($107,285,000) are subject to discretionary withdrawal at market value.

 A reconciliation of the amounts transferred to and from FPLH's separate accounts for the year ended December 31, 1996 is presented below (in thousands):

   Transfers as reported in the Summary of Operations of FPLH's Sepa-
    rate Accounts Annual Statements:
     Transfers to separate accounts................................... $31,152
     Transfers from separate accounts.................................  (3,348)
                                                                       -------
   Net transfers to separate accounts.................................  27,804
   Reconciling adjustments:
     Fees paid to external fund manager...............................      66
                                                                       -------
   Transfers as reported in the Summary of Operations of FPLH's Life,
    Accident & Health Annual Statement................................ $27,870
                                                                       =======

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

8. DEFERRED AND UNCOLLECTED PREMIUMS

  Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 1996 were as follows:

                                                                         NET OF
     TYPE                                                 GROSS  LOADING LOADING
     ----                                                 ------ ------- -------
                                                              (IN THOUSANDS)
   Ordinary new.......................................... $  326 $  227  $   99
   Ordinary renewal......................................  3,199  1,012   2,187
                                                          ------ ------  ------
     Total Ordinary......................................  3,525  1,239   2,286
   Group new.............................................      7      7     --
   Group renewal.........................................  1,272    470     802
                                                          ------ ------  ------
     Total Group......................................... $1,279 $  477  $  802
                                                          ------ ------  ------
       Total............................................. $4,804 $1,716  $3,088
                                                          ====== ======  ======

9. STATUTORY RESTRICTIONS ON DIVIDENDS

 FPLH is restricted from distributing any dividends to shareholders without prior approval from the New York Department of Insurance.

10. CONTINGENCIES

 In the ordinary course of business, FPLH is a defendant in litigation princi-pally involving insurance policy claims for damages, including compensatory and punitive damages. In the opinion of management, the outcome of such liti-gation will not result in a loss that would be material to FPLH's financial position or results of operations.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

11. FAIR VALUES OF FINANCIAL INSTRUMENTS

 The following methods and assumptions were used in estimating fair value dis-closures for the following financial instruments:

   Bonds and Preferred Stocks

   The fair values of bonds and preferred stocks are generally based on pub-lished quotations of the SVO of the NAIC. However, for certain investments, the SVO does not provide a value and FPLH uses either admitted asset in-vestment amounts (i.e., statement values) as allowed by the NAIC, values provided by outside broker confirmations or internally calculated esti-mates. The fair values of FPLH's bonds and preferred stocks are disclosed in Note 2.

   Policy Loans

   The carrying values of policy loans reported in the accompanying balance sheets approximate their fair values.

   Cash and Short-Term Investments

   The carrying values of cash and short-term investments reported in the ac-companying balance sheets approximate their fair values.

   Investment Contracts

   The fair values of investment-type fixed annuity contracts are estimated using discounted cash flow calculations, based on current interest rates for similar contracts. The fair values of variable annuity contracts are equal to their carrying values.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

11. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   The carrying values and fair values of FPLH's liabilities for investmenttype contracts at December 31, 1996 and 1995 are summarized as follows:

                                                              CARRYING   FAIR
                                                               VALUE    VALUE
                                                              -------- --------
                                                               (IN THOUSANDS)
     DECEMBER 31, 1996
     Fixed annuity contracts................................. $ 76,881 $ 72,900
     Variable annuity contracts*.............................  107,285  107,285
                                                              -------- --------
                                                              $184,166 $180,185
                                                              ======== ========
     DECEMBER 31, 1995
     Fixed annuity contracts................................. $ 82,835 $ 85,511
     Variable annuity contracts*.............................   66,727   66,727
                                                              -------- --------
                                                              $149,562 $152,238
                                                              ======== ========

    --------
    * Included in FPLH's separate account liabilities.

   The fair values for FPLH's insurance contracts other than investment con-tracts are not required to be disclosed. However, the fair values of lia-bilities under all insurance contracts are taken into consideration in FPLH's overall management of interest rate risk, such that FPLH's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS
  Part A None

  Part B Audited Financial Statements
      First Providian Life & Health Insurance Company Separate Account B

      Years ended December 31, 1996 and 1995 with Report of Independent Au-ditors

      Audited Financial Statements--Statutory-Basis
      First Providian Life & Health Insurance Company

      Years ended December 31, 1996 and 1995 with Report of Independent Au-ditors

  Part C None

  (B) EXHIBITS

  (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian") authorizing establishment of the Separate Account./4/
  (2) Not Applicable.
  (3) Not Applicable.
  (4) Form of variable annuity contract/2/
  (5) Form of application/2/
  (6) (a) Amended and Restated Charter of First Providian/4/
      (b) By-Laws of First Providian as amended February 28, 1995/4/
  (7) Not applicable.
  (8) (a) Form of Participation Agreement for the Vanguard Variable Insurance Fund/2/

      (b) First Amendment to Participation, Market Consulting and Administra-tion Agreement/3/
      (c) Administration Agreement/2/
  (9) (a) Opinion and Consent of Counsel/1/
      (b) Consent of Counsel/1/
  (10) Consent of Independent Auditors/1/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.
  (13) Performance computation/3/
  (14) Not applicable.
--------
/1/ Filed herewith.

/2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of National Home Life Assurance Company Separate Account IV, File No. 33-36073.

/3/ Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account B, File No. 33-39946.
/4/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account C, File No. 33-94204.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS:

Chairman of the Board and President.............       David J. Miller
Senior Vice President, Treasurer & Senior
Financial Officer...............................       Dennis E. Brady
Senior Vice President...........................       Martin Renninger
Vice President..................................       Thomas B. Nesspor
Vice President..................................       Brian Alford
Vice President..................................       Edward A. Biemer
Vice President/Underwriting.....................       Carolyn M. Johnson
Vice President..................................       Kevin F. McGlynn
Vice President and Secretary....................       Susan E. Martin
Vice President and Actuary......................       John C. Prestwood, Jr.
Vice President..................................       Nancy B. Schuckert
Vice President..................................       Joseph D. Strenk
Vice President..................................       G. Eric O'Brien
Vice President/Underwriting.....................       William J. Kline
Vice President..................................       Nathan C. Anguiano
Vice President..................................       Thomas P. Bowie
Vice President..................................       Gregory J. Garvin
Vice President..................................       Jeffrey P. Lammers
Vice President..................................       Thomas B. Nesspor
Vice President..................................       Daniel H. Odum
Vice President and Consumer Services Officer....       Rosslie M. Smith
Assistant Vice President........................       Geralyn Barbato
Assistant Vice President........................       Mary Ellen Fahringer
Assistant Vice President and Qualified Actuary..       Michael A. Cioffi
Assistant Vice President........................       Patricia A. Lukacs
Assistant Vice President and Assistant                 John A. Mazzuca
Treasurer.......................................
Assistant Controller............................       Paul J. Lukacs
Assistant Controller............................       Joseph C. Noone
Second Vice President...........................       Cindy L. Chanley
Second Vice President...........................       Michael K. Mingus
Second Vice President...........................       William Strickland
Second Vice President/Investments...............       Terri L. Allen
Second Vice President/Investments...............       Kirk W. Buese
Second Vice President...........................       Karen H. Fleming
Second Vice President...........................       Michael F. Lane
Second Vice President...........................       Frank J. Rosa
Second Vice President...........................       George E. Claiborne, Jr.
Second Vice President...........................       Michele M. Coan
Second Vice President...........................       Robin M. Morgan
Second Vice President...........................       Janice L. Weaver
Second Vice President/Investments...............       William S. Cook
Second Vice President/Investments...............       Deborah A. Dias
Second Vice President/Investments...............       Eric B. Goodman
Second Vice President/Investments...............       James Grant
Second Vice President/Investments...............       Frederick B. Howard
Second Vice President/Investments...............       Diane J. Hulls
Second Vice President/Investments...............       William H. Jenkins
Second Vice President/Investments...............       Frederick C. Kessell
Second Vice President/Investments...............       Tim Kuussalo
Second Vice President/Investments...............       Mark E. Lamb
Second Vice President/Investments...............       James D. MacKinnon
Second Vice President/Investments...............       Jack McCabe
Second Vice President/Investments...............       Wayne R. Nelis

Second Vice President/Investments......................... James G. Nickerson
Second Vice President/Investments......................... Douglas H. Owen, Jr.
Second Vice President..................................... Debra K. Pellman
Second Vice President/Investments......................... Jon L. Skaggs
Second Vice President/Investments......................... Robert Smedley
Second Vice President/Investments......................... Bradley L. Stofferahn
Second Vice President/Investments......................... Randall K. Waddell
Second Vice President/Investments......................... Joel L. Coleman
Second Vice President/Investments......................... Jeffrey T. McGlaun
Second Vice President/Investments......................... Randall K. Waddell
Second Vice President and Assistant Secretary............. Edward P. Reiter
Assistant Secretary....................................... L. Jude Clark
Assistant Secretary....................................... Colleen S. Lyons
Assistant Secretary....................................... Mary Ann Malinyak
Assistant Secretary....................................... John E. Reesor
Assistant Secretary....................................... Kimberly A. Scouller
Assistant Secretary....................................... R. Michael Slaven
Product Compliance Officer................................ James T. Bradley

DIRECTORS:

Dennis E. Brady                     David J. Miller
I. Donald Britton                   Brian B. Perry
Patricia A. Collins
Jack M. Dann                        John C. Prestwood, Jr.
                                    Martin Renninger
Jeffrey H. Goldberger               Rosalie M. Smith
                                    Paul Yakulis
Susan E. Martin
                                    Thomas B. Nesspor
Kevin McGlynn

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, First Providian Life & Health Insurance Company ("First Providian"), is directly and indirectly wholly owned by Providian Corporation. The Registrant is a segregated asset account of First Providian.

 The following chart indicates the persons controlled by or under common con-trol with First Providian Life & Health Insurance Company.

                                                          PERCENT OF
                              JURISDICTION OF          VOTING SECURITIES
           NAME                INCORPORATION                 OWNED
           ----               ---------------          -----------------
Providian Corporation       Delaware            100% Publicly Owned
Providian Agency Group,     Kentucky            100% Providian Corporation
 Inc.
Capital General Develop-    Delaware            100% Providian Corporation
 ment Corporation
Commonwealth Life Insur-    Kentucky            100% Capital General
 ance Company                                    Development Corporation
Agency Holding I, Inc.      Delaware            100% Commonwealth Life
                                                 Insurance Corporation
Agency Investments I, Inc.  Delaware            100% Agency Holding I, Inc.
Commonwealth Agency, Inc.   Kentucky            100% Commonwealth Life
                                                 Insurance Company
Camden Asset Management     California          51% Commonwealth Life Ins. Co.
 L.P.
JMH Operating Company,      Mississippi         100% Peoples Security Life Ins.
 Inc.                                            Co.
Peoples Security Life In-   North Carolina      100% Capital General
 surance Company                                 Development Corporation
Agency Holding II, Inc.     Delaware            100% Peoples Security Life
                                                 Insurance Company
Agency Investments II,      Delaware            100% Agency Holding II, Inc.
 Inc.

                                                          PERCENT OF
                              JURISDICTION OF          VOTING SECURITIES
           NAME                INCORPORATION                 OWNED
           ----               ---------------          -----------------
Agency Holding III, Inc.    Delaware            100% Peoples Security Life
                                                 Insurance Company
Agency Investments III,     Delaware            100% Agency Holding III, Inc.
 Inc.
Ammest Realty Corporation   Texas               100% Peoples Security Life
                                                 Insurance Company
Providian Assignment Cor-   Kentucky            100% Providian Corporation
poration
Providian Capital Manage-   Delaware            100% Providian Corporation
 ment, Inc.
Providian Capital           Delaware            100% Providian Capital
 Management Real Estate                          Management, Inc.
 Services, Inc.
Capital Real Estate         Delaware            100% Providian Corporation
 Development Corporation
Capital 200 Block Corpora-  Delaware            100% Providian Corporation
 tion
Providian Services, Inc.    Pennsylvania        100% Veterans Life Insurance
                                                 Co.
Providian Financial Serv-   Pennsylvania        100% Providian Corporation
 ices, Inc.
Providian Securities Cor-   Pennsylvania        100% Providian Financial
 poration                                        Services, Inc.
Wannalancit Corporation     Massachusetts       100% Providian Corporation
Capital Broadway Corpora-   Kentucky            100% Providian Corporation
 tion
Providian Investment        Delaware            100% Providian Corporation
 Advisors, Inc.
Capital Security Life       North Carolina      100% Providian Corporation
 Insurance Company
Independence Automobile     Florida             100% Capital Security Life
 Association, Inc.                               Insurance Company
Independence Automobile     Georgia             100% Capital Security Life
 Club, Inc.                                      Insurance Company
Southlife, Inc.             Tennessee           100% Providian Corporation
Providian Bancorp, Inc.     Delaware            100% Providian Corporation
First Deposit Service Cor-  California          100% Providian Bancorp, Inc.
 poration
First Deposit Life Insur-   Arkansas            100% Providian Bancorp, Inc.
 ance Company
First Deposit National      United States       100% Providian Bancorp, Inc.
 Bank
Winnisquam Community De-    New Hampshire       96% First Deposit National Bank
 velopment Corporation                          4% First New Hampshire Bank
Providian National Bank     United States       100% Providian Bancorp, Inc.
Providian National Bancorp  California          100% Providian Bancorp, Inc.
Providian Credit Corpora-   Delaware            100% Providian Bancorp, Inc.
 tion
Commonwealth Premium Fi-    California          100% Providian National Bancorp
 nance
Providian Credit Services,  Utah                100% Providian Bancorp, Inc.
 Inc.
Providian Insurance Agen-   Pennsylvania        100% Providian Corporation
 cy, Inc.
National Home Life Corpo-   Pennsylvania        100% Providian Insurance
 ration                                          Agency, Inc.
Compass Rose Development    Pennsylvania        100% Providian Insurance
 Corporation                                     Agency, Inc.
Association Consultants,    Illinois            100% Providian Insurance
 Inc.                                            Agency, Inc.
Valley Forge Associates,    Pennsylvania        100% Providian Insurance
 Inc.                                            Agency, Inc.

                                                            PERCENT OF
                                JURISDICTION OF          VOTING SECURITIES
            NAME                 INCORPORATION                 OWNED
            ----                ---------------          -----------------
Veterans Benefits Plans,      Pennsylvania        100% Providian Insurance
 Inc.                                              Agency, Inc.
Veterans Insurance Services,  Delaware            100% Providian Insurance
 Inc.                                              Agency, Inc.
Financial Planning Services,  Washington, D.C.    100% Providian Insurance
 Inc.                                              Agency, Inc.
Providian Auto and Home       Missouri            100% Providian Corporation
 Insurance Company
Academy Insurance Group,      Delaware            100% Providian Auto and Home
 Inc.                                              Insurance Company
Academy Life Insurance        Missouri            100% Academy Insurance Group,
 Company                                           Inc.
Pension Life Insurance        New Jersey          100% Academy Insurance Group,
 Company of America                                Inc.
Academy Services, Inc.        Delaware            100% Academy Insurance Group,
                                                   Inc.
Ammest Development            Kansas              100% Academy Insurance Group,
 Corporation, Inc.                                 Inc.
Ammest Insurance Agency,      California          100% Academy Insurance Group,
 Inc.                                              Inc.
Ammest Massachusetts          Massachusetts       100% Academy Insurance Group,
 Insurance Agency, Inc.                            Inc.
Ammest Realty, Inc.           Pennsylvania        100% Academy Insurance Group,
                                                   Inc.
AMPAC, Inc.                   Texas               100% Academy Insurance Group,
                                                   Inc.
AMPAC Insurance Agency, Inc.  Pennsylvania        100% Academy Insurance Group,
                                                   Inc.
Data/Mark Services, Inc.      Delaware            100% Academy Insurance Group,
                                                   Inc.
Force Financial Group, Inc.   Delaware            100% Academy Insurance Group,
                                                   Inc.
Force Financial Services,     Massachusetts       100% Force Financial Group,
 Inc.                                              Inc.
Military Associates, Inc.     Pennsylvania        100% Academy Insurance Group,
                                                   Inc.
NCOAA Management Company      Texas               100% Academy Insurance Group,
                                                   Inc.
NCOA Motor Club, Inc.         Georgia             100% Academy Insurance Group,
                                                   Inc.
Unicom Administrative         Pennsylvania        100% Academy Insurance Group,
 Services, Inc.                                    Inc.
Unicom Administrative         Germany             100% Unicom Administrative
 Services GmbH                                     Services Inc.
Providian Property and        Kentucky            100% Providian Auto and Home
 Casualty Insurance Company                        Insurance Company
Providian Fire Insurance      Kentucky            100% Providian Property and
 Company                                           Casualty Insurance Company

                                                         PERCENT OF
                             JURISDICTION OF          VOTING SECURITIES
          NAME                INCORPORATION                 OWNED
          ----               ---------------          -----------------
Capital Liberty, L.P.      Delaware            3% Providian Corporation
 (Limited Partnership)                          (General Partnership Interest)
                                               78% Commonwealth Life Insurance
                                                Company (Limited Partnership
                                                Interest)
                                               19% Peoples Security Life
                                                Insurance Company (Limited
                                                Partnership Interest)
Providian Life & Health    Missouri            4% Providian Corporation
 Insurance Company
                                               61% Commonwealth Life Insurance
                                                Company
                                               15% Peoples Security Life
                                                Insurance Company
                                               20% Capital Liberty, L.P.
Veterans Life Insurance    Illinois            100% Providian Life & Health
 Company                                        Insurance Company
Providian Mauritius LTD    Mauritius           100% Providian Bancorp, Inc.
Providian LLC              Turks & Caicos      100% Providian Corp.
                           Islands
First Providian Life &     New York            100% Veterans Life Insurance
 Health Insurance Company                       Co.
Benefit Plans, Inc.        Delaware            100% Providian Corporation
DurCo Agency, Inc.         Virginia            100% Benefit Plans, Inc.

 All subsidiaries are included in the consolidated financial statements for Providian Corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS

 As of February 28, 1997 there were 2,104 owners of Contracts.

ITEM 28. INDEMNIFICATION

 Item 28 is incorporated by reference from the initial Registration Statement of National Home Life Assurance Company of New York Separate Account B, File No. 33-39946.

ITEM 29. PRINCIPAL UNDERWRITERS

 (a) None.

 (b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri and The Vanguard Group, Inc., Valley Forge, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

 All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

 (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

 (b) The Registrant hereby undertakes to include either (1) as part of any ap-plication to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the pro-spectus that the applicant can remove to send for a Statement of Additional Information;

 (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

 (d) The Registrant hereby represents that no director has resigned due to a disagreement with the Registrant on any matter relating to the Separate Ac-count's operations, policies or practices.

 (e) First Providian Life and Health Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the ex-penses expected to be incurred and the risks assumed by First Providian Life and Health Insurance Company.

                                  SIGNATURES

 AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT, FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY SEPARATE ACCOUNT B, CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485(B) FOR EFFECTIVENESS OF THIS AMENDED REGISTRATION STATEMENT AND HAS CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF IN THE COUNTY OF JEFFERSON AND COMMONWEALTH OF KENTUCKY ON THE 25TH DAY OF APRIL, 1997.

                                          First Providian Life & Health
                                           Insurance Company Separate Account
                                           B (Registrant)

                                          By: First Providian Life & Health
                                              Insurance Company


                                          By:       /s/ David J. Miller*
                                              ---------------------------------
                                             DAVID J. MILLER, CHAIRMAN OF THE
                                             BOARD AND PRESIDENT

                                          First Providian Life & Health
                                           Insurance Company (Depositor)

                                          By:    /s/ David J. Miller*
                                              ---------------------------------
                                             DAVID J. MILLER, CHAIRMAN OF THE
                                             BOARD AND PRESIDENT



                                          *By:     /s/ R. Michael Slaven
                                              ---------------------------------
                                             R. MICHAEL SLAVEN, ATTORNEY-IN-
                                             FACT

 AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS AMENDED REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES IN-DICATED.


             SIGNATURE                       TITLE                 DATE
        /s/ David J. Miller*          Director, Chairman
------------------------------------   of the Board, and      April 25, 1997
          DAVID J. MILLER              President

        /s/ Dennis E. Brady*
------------------------------------  Director, Senior        April 25, 1997
          DENNIS E. BRADY              Vice President,
                                       Treasurer and
                                       Senior Financial
                                       Officer (Chief
                                       Accounting
                                       Officer)

     /s/ Susan E. Martin*              Director, Vice     April 25, 1997
------------------------------------   President, and
        SUSAN E. MARTIN                Secretary


                                       Director
    /s/ I. Donald Britton*                                April 25, 1997
------------------------------------
         I. DONALD BRITTON

                                       Director
   /s/ Patricia A. Collins*                               April 25, 1997
------------------------------------
      PATRICIA A. COLLINS

         /s/ Jack M. Dann*             Director
------------------------------------                      April 25, 1997
         JACK M. DANN


  /s/ Jeffrey H. Goldberger*           Director           April 25, 1997
------------------------------------
     JEFFREY H. GOLDBERGER

        /s/ Brian H. Perry*           Director
------------------------------------                      April 25, 1997
           BRIAN H. PERRY

     /s/ Martin Renninger*            Director and Senior April 25, 1997
------------------------------------  Vice President
       MARTIN RENNINGER

       /s/ Paul Yakulis*              Director            April 25, 1997
------------------------------------
         PAUL YAKULIS

     /s/ Rosalie M. Smith*             Director           April 25, 1997
------------------------------------
       ROSALIE M. SMITH

  /s/ John C. Prestwood, Jr.*          Director, Vice     April 25, 1997
------------------------------------   President and
    JOHN C. PRESTWOOD, JR.             Actuary


    /s/ Thomas B. Nesspor*             Director and Vice  April 25, 1997
------------------------------------   President
       THOMAS B. NESSPOR

      /s/ Kevin McGlynn*               Director and Vice  April 25, 1997
------------------------------------   President
         KEVIN MCGLYNN


*By:    /s/ R. Michael Slaven
     -------------------------------
   R. MICHAEL SLAVEN, ATTORNEY-IN-
  FACT